[UBS LOGO]



UBS ENHANCED S&P 500 FUND
UBS ENHANCED NASDAQ-100 FUND

Annual Report

September 30, 2002

UBS Enhanced S&P 500 Fund

November 14, 2002

Dear Shareholder,

We present you with the annual report for the UBS Enhanced S&P 500 Fund for the fiscal year ended September 30, 2002.

---------------------------------------------------------------
UBS ENHANCED S&P 500 FUND

INVESTMENT GOAL:
Higher total return over the long term than the S&P 500 Index.


PORTFOLIO MANAGERS:
DSI Team DSI International Management Inc.


COMMENCEMENT:
April 26, 2000 (Classes A, B, C, and Y)

DIVIDEND PAYMENT:
Annually, if any
---------------------------------------------------------------

An Interview with the Portfolio Management Team

Q: HOW DID THE UBS ENHANCED S&P 500 FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2002?

A: The Fund's performance reflected the extreme weakness in the equity markets, as its Class A shares fell 21.09% over the fiscal year. (The Fund's Class A shares declined 23.47% after deducting maximum sales charges.) Over the same period, the S&P 500 Index and the Lipper Large Cap Core Funds Median fell 20.48% and 20.53%, respectively. Returns for all share classes are shown in the "Performance At A Glance" table on page 5. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Q:   WHAT WERE SOME OF THE FACTORS THAT NEGATIVELY AFFECTED THE EQUITY MARKET?

A: There were a number of factors that contributed to the market's decline. Entering the period, the economy was in the midst of its first recession in a decade. Declining corporate profits, the bursting of the technology bubble, ongoing threats of terrorism in the aftermath of September 11, and turmoil in the Middle East also shook investor confidence. In addition, skepticism grew over the validity of corporate accounting figures in light of the scandal at Enron. Finally, investors began to question the integrity of security recommendations provided by research analysts.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  1

UBS Enhanced S&P 500 Fund

Q:   COULD YOU DESCRIBE THE ECONOMIC SITUATION DURING THE FUND'S FISCAL YEAR?

A: As previously mentioned, we were in a recession as we entered the period. Although we expected a recovery as we headed into the final months of 2001, its onset was delayed by the tragic events of September 11. Consumer spending did resume during the fourth quarter of 2001-an upward trend that continued through early 2002. The equity market also performed better, rising more than 10%. However, hopes for a prolonged recovery were derailed by a number of factors, including those stated on the previous page. Second quarter 2002 gross domestic product (GDP) came in at a less-than-expected 1.3%. Although the third quarter figure came in at 4.0%, as of this writing investors were already focusing on fourth quarter GDP, since it may be an indicator as to whether a sustainable economic recovery is likely.

Q:   WERE THERE SECTORS OF THE STOCK MARKET THAT PERFORMED WELL AMID THE
     TURMOIL?

A: While there were pockets of opportunity from time to time, overall, virtually every sector of the stock market fell during the period. Among the major indexes, large-capitalization growth stocks were the weakest performers; the Russell 1000 Growth Index declined 22.51% during the one-year period ended September 30, 2002. Large-capitalization value stocks performed relatively better, but still declined 16.95% as measured by the Russell 1000 Value Index. The news was somewhat better for stocks with smaller capitalizations, but again, the results were negative. During the period, the Russell Midcap and Russell 2000 Indexes declined 8.98% and 9.30%, respectively.

Q:   HOW DID YOU MANAGE THE FUND IN THIS DIFFICULT ENVIRONMENT?

A: As always, we utilized our proprietary model, which ranks stocks in the S&P 500 Index by considering independent composite factors such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns while minimizing unintended deviations over a complete market cycle.

     Our enhanced S&P 500 strategy, which continues to measure both growth and value characteristics, was biased toward value investing during the period. However, we saw the growth measures increase in weight during the period. The Fund's portfolio had a higher market capitalization, price-to-earnings ratio

--------------------------------------------------------------------------------
2                                                   UBS Global Asset Management

UBS Enhanced S&P 500 Fund

     and price-to-book value ratio, as well as higher earnings expectations and earnings growth, than the S&P 500 Index. The Fund's holdings had a similar dividend yield ratio to the benchmark.

Q. WITHIN THE FUND'S PORTFOLIO, WERE THERE CERTAIN SECTORS AND STOCKS THAT PERFORMED BETTER THAN OTHERS?

A: While the overall market fell during the period, the Fund's consumer discretionary, consumer staples and healthcare stocks outperformed the Index. In terms of specific holdings, Autozone, Inc., KB Home, TRW Corp., Southern Company, and United Health Group were among the stocks that added the most value.

     Conversely, the Fund's technology, media, and telecommunications stocks were the largest detractors from results. These sectors continued to generate poor returns due to lackluster sales and cloudy corporate guidance as to when a rebound could occur. Sprint Corp. PCS, Lucent Technologies, El Paso Corp., Sun Microsystems, and Siebel Systems were examples of Fund holdings that fell sharply during the period.

Q:   WHAT IS YOUR OUTLOOK?

     A: In the immediate future, we would not be surprised if the markets continued to gyrate due to the uncertainties surrounding the economy and the geopolitical landscape. However, over the long term, we continue to believe that equities will remain a solid-performing asset class, especially compared to cash and bonds. We will continue to follow our proprietary enhanced S&P 500 strategy to manage the Fund.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  3

UBS Enhanced S&P 500 Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
UBS Enhanced S&P 500 Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.


DSI Team
DSI International Management, Inc.
Portfolio Manager
UBS Enhanced S&P 500 Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.









* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
4                                                  UBS Global Asset Management

UBS Enhanced S&P 500 Fund


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in UBS Enhanced S&P 500 Fund (Classes A, B, C, and Y) and the S&P 500 Index from April 26, 2000 through September 30, 2002.

----------------------------------------------------------------------------------------------------------------------------
               UBS ENHANCED S&P       UBS ENHANCED S&P       UBS ENHANCED S&P        UBS ENHANCED S&P
              500 FUND (CLASS A)     500 FUND (CLASS B)      500 FUND (CLASS C)      500 FUND (CLASS Y)       S&P 500 INDEX
----------------------------------------------------------------------------------------------------------------------------
     Apr-00         $9,699                $10,000                 $9,901                 $10,000                 $10,000
----------------------------------------------------------------------------------------------------------------------------
     Apr-00         $9,534                 $9,830                 $9,733                  $9,830                  $9,699
----------------------------------------------------------------------------------------------------------------------------
     May-00         $9,282                 $9,570                 $9,475                  $9,580                  $9,500
----------------------------------------------------------------------------------------------------------------------------
     Jun-00         $9,515                 $9,810                 $9,713                  $9,820                  $9,734
----------------------------------------------------------------------------------------------------------------------------
     Jul-00         $9,350                 $9,640                 $9,545                  $9,660                  $9,582
----------------------------------------------------------------------------------------------------------------------------
     Aug-00         $9,922                $10,220                $10,129                 $10,250                 $10,177
----------------------------------------------------------------------------------------------------------------------------
     Sep-00         $9,399                 $9,680                 $9,584                  $9,710                  $9,640
----------------------------------------------------------------------------------------------------------------------------
     Oct-00         $9,340                 $9,620                 $9,525                  $9,660                  $9,599
----------------------------------------------------------------------------------------------------------------------------
     Nov-00         $8,623                 $8,880                 $8,792                  $8,920                  $8,843
----------------------------------------------------------------------------------------------------------------------------
     Dec-00         $8,635                 $8,888                 $8,808                  $8,931                  $8,886
----------------------------------------------------------------------------------------------------------------------------
     Jan-01         $8,917                 $9,168                 $9,086                  $9,222                  $9,201
----------------------------------------------------------------------------------------------------------------------------
     Feb-01         $8,100                 $8,327                 $8,252                  $8,378                  $8,362
----------------------------------------------------------------------------------------------------------------------------
     Mar-01         $7,593                 $7,806                 $7,716                  $7,856                  $7,832
----------------------------------------------------------------------------------------------------------------------------
     Apr-01         $8,187                 $8,407                 $8,322                  $8,469                  $8,441
----------------------------------------------------------------------------------------------------------------------------
     May-01         $8,236                 $8,467                 $8,371                  $8,529                  $8,498
----------------------------------------------------------------------------------------------------------------------------
     Jun-01         $8,051                 $8,267                 $8,183                  $8,328                  $8,291
----------------------------------------------------------------------------------------------------------------------------
     Jul-01         $7,973                 $8,186                 $8,093                  $8,258                  $8,209
----------------------------------------------------------------------------------------------------------------------------
     Aug-01         $7,477                 $7,675                 $7,597                  $7,745                  $7,695
----------------------------------------------------------------------------------------------------------------------------
     Sep-01         $6,883                 $7,054                 $6,981                  $7,123                  $7,074
----------------------------------------------------------------------------------------------------------------------------
     Oct-01         $6,990                 $7,164                 $7,090                  $7,243                  $7,209
----------------------------------------------------------------------------------------------------------------------------
     Nov-01         $7,515                 $7,705                 $7,626                  $7,786                  $7,762
----------------------------------------------------------------------------------------------------------------------------
     Dec-01         $7,577                 $7,766                 $7,686                  $7,855                  $7,830
----------------------------------------------------------------------------------------------------------------------------
     Jan-02         $7,460                 $7,635                 $7,557                  $7,734                  $7,716
----------------------------------------------------------------------------------------------------------------------------
     Feb-02         $7,304                 $7,485                 $7,408                  $7,582                  $7,567
----------------------------------------------------------------------------------------------------------------------------
     Mar-02         $7,577                 $7,755                 $7,676                  $7,855                  $7,851
----------------------------------------------------------------------------------------------------------------------------
     Apr-02         $7,109                 $7,275                 $7,199                  $7,381                  $7,375
----------------------------------------------------------------------------------------------------------------------------
     May-02         $7,079                 $7,234                 $7,170                  $7,341                  $7,321
----------------------------------------------------------------------------------------------------------------------------
     Jun-02         $6,572                 $6,723                 $6,653                  $6,826                  $6,799
----------------------------------------------------------------------------------------------------------------------------
     Jul-02         $6,065                 $6,202                 $6,137                  $6,302                  $6,270
----------------------------------------------------------------------------------------------------------------------------
     Aug-02         $6,094                 $6,232                 $6,167                  $6,332                  $6,311
----------------------------------------------------------------------------------------------------------------------------
     Sep-02         $5,431                 $5,541                 $5,491                  $5,636                  $5,625
----------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN, PERIODS ENDED 9/30/02

                                                     6 MONTHS        1 YEAR    INCEPTION(degree)
------------------------------------------------------------------------------------------------
Before Deducting                     Class A*         -28.31%        -21.09%        -21.21%
Maximum Sales Charge                 Class B**        -28.55         -21.45         -21.55
                                     Class C***       -28.46         -21.34         -21.52
                                     Class Y****      -28.24         -20.86         -20.99
------------------------------------------------------------------------------------------------
After Deducting                      Class A*         -30.46         -23.47         -22.19
Maximum Sales Charge                 Class B**        -30.70         -23.81         -22.19
                                     Class C***       -29.66         -22.62         -21.84
------------------------------------------------------------------------------------------------
S&P 500 Index                                         -28.36         -20.48         -20.18
Lipper Large Cap Core Funds Median                    -28.17         -20.53         -20.81
------------------------------------------------------------------------------------------------

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six month returns are cumulative. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

     Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

     The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment.

  (degree) Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the S&P 500 Index and Lipper Large Cap Core Funds Median is as of the nearest month end of the Fund's inception: April 30, 2000.

     * Maximum sales charge for Class A shares is 3% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

     ** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

     *** Maximum sales charge for Class C shares is 1.65%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 0.65% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     **** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  5

UBS Enhanced S&P 500 Fund

Portfolio Statistics


CHARACTERISTICS*           9/30/02                                3/31/02                                 9/30/01
--------------------------------------------------------------------------------------------------------------------
Average Market
  Capitalization (bln)      $73.2                                 $101.5                                   N/A
--------------------------------------------------------------------------------------------------------------------
Weighted Price/Earnings
  Ratio                      22.8x                                  28.1x                                  20.0x
--------------------------------------------------------------------------------------------------------------------
Weighted Price/Book
  Ratio                       2.6x                                   5.8x                                   5.2x
--------------------------------------------------------------------------------------------------------------------
Net Assets (mln)            $48.7                                  $72.2                                  $54.2
--------------------------------------------------------------------------------------------------------------------
Number of Securities          384                                    398                                    413
--------------------------------------------------------------------------------------------------------------------
Stocks                       99.5%                                  99.8%                                  99.8%
--------------------------------------------------------------------------------------------------------------------
Cash & Equivalents            0.5%                                   0.2%                                   0.2%
====================================================================================================================
TOP FIVE SECTORS*          9/30/02                                3/31/02                                 9/30/01
--------------------------------------------------------------------------------------------------------------------
Financials                   23.8%     Financials                   19.8%     Financials                   22.7%
--------------------------------------------------------------------------------------------------------------------
Health Care                  16.2      Information Technology       15.4      Health Care                  15.0
--------------------------------------------------------------------------------------------------------------------
Consumer Discretionary       13.9      Health Care                  14.3      Information Technology       14.9
--------------------------------------------------------------------------------------------------------------------
Information Technology       12.0      Consumer Discretionary       12.7      Consumer Discretionary       12.1
--------------------------------------------------------------------------------------------------------------------
                                                                              Consumer
Industrials                  10.9      Industrials                  11.4        Non-Discretionary           8.7
--------------------------------------------------------------------------------------------------------------------
TOTAL                        76.8%     TOTAL                        73.6%     TOTAL                        73.4%
====================================================================================================================
TOP TEN HOLDINGS*          9/30/02                                3/31/02                                 9/30/01
--------------------------------------------------------------------------------------------------------------------
General Electric              3.2%     General Electric              3.6%     General Electric              3.9%
--------------------------------------------------------------------------------------------------------------------
Microsoft                     3.1      Microsoft                     3.2      Microsoft                     2.9
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores               2.9      Exxon Mobil                   2.8      Exxon Mobil                   2.8
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil                   2.7      Citigroup                     2.5      Pfizer                        2.7
--------------------------------------------------------------------------------------------------------------------
Pfizer                        2.5      Wal-Mart Stores               2.5      Wal-Mart Stores               2.3
--------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1           2.2      Pfizer                        2.5      Citigroup                     2.1
--------------------------------------------------------------------------------------------------------------------
                                                                              American International
Johnson & Johnson             2.1      Intel                         1.9        Group                       2.0
--------------------------------------------------------------------------------------------------------------------
                                       American International
Citigroup                     2.1        Group                       1.9      SPDR Trust Series 1           1.9
--------------------------------------------------------------------------------------------------------------------
American International
  Group                       2.0      Johnson & Johnson             1.8      SBC Communications            1.8
--------------------------------------------------------------------------------------------------------------------
Coca Cola Co                  1.6      IBM                           1.7      Merck & Co.                   1.7
--------------------------------------------------------------------------------------------------------------------
TOTAL                        24.4%     TOTAL                        24.4%     TOTAL                        24.1%
====================================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
6                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

November 14, 2002

Dear Shareholder,

We present you with the annual report for the UBS Enhanced Nasdaq-100 Fund for the fiscal year ended September 30, 2002.

--------------------------------------------------------------------
UBS ENHANCED NASDAQ-100 FUND

INVESTMENT GOAL:
Higher total return over the long term than the Nasdaq-100 Index.


PORTFOLIO MANAGERS:
DSI Team DSI International Management, Inc.


COMMENCEMENT:
April 26, 2000 (Classes A, B, C and Y)

DIVIDEND PAYMENT:
Annually, if any
--------------------------------------------------------------------

An Interview with the Portfolio Management Team

Q: HOW DID THE UBS ENHANCED NASDAQ-100 FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2002?

A: The last year has been one of the weakest periods in recent memory for the stock market. This was reflected in the Fund's peformance, as its Class A shares fell 28.40% before deducting sales charges. (The Fund's Class A shares fell 32.36% after deducting maximum sales charges.) In comparison, the Fund's peer group, the Lipper Multi Cap Growth Funds Median, fell 20.85%, and the Nasdaq-100 Index fell 28.69%. Returns for all share classes are shown in the "Performance At A Glance" table on page 11. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions (if any) or on the redemption of Fund shares.

Q:   WHAT WERE SOME OF THE FACTORS THAT NEGATIVELY AFFECTED THE EQUITY MARKET?

A: There were a number of factors that contributed to the market's decline. Entering the period, the economy was in the midst of its first recession in a decade. Declining corporate profits, the bursting of the technology bubble, ongoing threats of terrorism in the aftermath of September 11, and turmoil in the Middle East also shook investor confidence. In addition, skepticism grew over the validity of corporate accounting figures in light of the scandal at Enron. Finally, investors began to question the integrity of security recommendations provided by research analysts.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  7

UBS Enhanced Nasdaq-100 Fund

Q:   COULD YOU DESCRIBE THE ECONOMIC SITUATION DURING THE FUND'S FISCAL YEAR?

A: As previously mentioned, we were in a recession as we entered the period. Although we expected a recovery as we headed into the final months of 2001, its onset was delayed by the tragic events of September 11. Consumer spending did resume during the fourth quarter of 2001-an upward trend that continued through early 2002. The equity market also performed better, rising more than 10%. However, hopes for a prolonged recovery were derailed by a number of factors, including those stated above. Second quarter 2002 gross domestic product (GDP) came in at a less-than-expected 1.3%. Although the third quarter figure came in at 4.0%, as of this writing investors were already focusing on fourth quarter GDP, since it may be an indicator as to whether a sustainable economic recovery is likely.

Q:   WERE THERE SECTORS OF THE STOCK MARKET THAT PERFORMED WELL AMID THE
     TURMOIL?

A: While there were pockets of opportunity from time to time, overall, virtually every sector of the stock market fell during the period. Among the major indexes, large-capitalization growth stocks were the weakest performers; the Russell 1000 Growth Index declined 22.51% during the one-year period ended September 30, 2002. Large-capitalization value stocks performed relatively better, but still declined 16.95% as measured by the Russell 1000 Value Index. The news was somewhat better for stocks with smaller capitalizations, but again, the results were negative. During the period, the Russell Midcap and Russell 2000 Indexes declined 8.98% and 9.30%, respectively.

Q:   HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A: As always, we utilized our proprietary model, which ranks stocks in the Nasdaq-100 Index by considering independent composite factors, such as earnings expectations, earnings growth, valuation, return on equity, and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns while minimizing unintended deviations over a complete market cycle.

     Our Enhanced Nasdaq-100 strategy, which includes measures of both growth characteristics and value characteristics, continued to be primarily focused on growth, because stocks in the Nasdaq-100 Index maintain a bias toward sales-related factors. The Fund's portfolio had higher earnings expectations and

--------------------------------------------------------------------------------
8                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

     earnings growth, as well as a higher market capitalization and return on earnings, than the benchmark.

Q: WITHIN THE FUND'S PORTFOLIO, WHICH SECTORS PERFORMED RELATIVELY WELL AND WHICH WERE THE BIGGEST DISAPPOINTMENTS?

A: While the overall market fell during the period, the Fund's materials and industrial stocks held up better than the other sectors within the Index. In terms of specific stocks, Apollo Group, Concord EFS, Costco Warehouse Distribution, Paccar Corp., and Smurfit-Stone Container Corp. generated relatively strong results.

     On the other hand, the Fund's technology, media, and telecommunications stocks were the largest detractors from results. These sectors continued to generate poor returns due to lackluster sales and cloudy corporate guidance as to when a rebound could occur. ADC Telecommunications, ABGENIX, Ciena Corp, and Broadcom Corp. were examples of Fund holdings that fell sharply during the period.

Q:   WHAT IS YOUR OUTLOOK?

A: In the immediate future, we would not be surprised if the markets continued to gyrate due to the uncertainties surrounding the economy and the geopolitical landscape. However, over the long term, we continue to believe that equities will remain a solid-performing asset class, especially compared to cash and bonds. Going forward, we will continue to follow our proprietary enhanced Nasdaq-100 strategy. Therefore, substantially all of the Fund's portfolio will be invested in the stocks of the Nasdaq-100 Index.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  9

UBS Enhanced Nasdaq-100 Fund


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
UBS Enhanced Nasdaq-100 Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

DSI Team

DSI International Management, Inc.
Portfolio Manager
UBS Enhanced Nasdaq-100 Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
10                                                  UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in UBS Enhanced Nasdaq-100 Fund (Classes A, B, C, and Y) and the Nasdaq 100 Index from April 26, 2000 through September 30, 2002.

             UBS ENHANCED NASDAQ-     UBS ENHANCED NASDAQ-     UBS ENHANCED NASDAQ-       UBS ENHANCED NASDAQ-
              100 FUND (CLASS A)       100 FUND (CLASS B)       100 FUND (CLASS C)         100 FUND (CLASS Y)          NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------------------
Apr-00              $9,452                  $10,000                   $9,901                    $10,000                 $10,000
-----------------------------------------------------------------------------------------------------------------------------------
Apr-00              $9,811                  $10,380                  $10,277                    $10,380                 $10,419
-----------------------------------------------------------------------------------------------------------------------------------
May-00              $8,677                   $9,170                   $9,079                     $9,180                  $9,179
-----------------------------------------------------------------------------------------------------------------------------------
Jun-00              $9,802                  $10,350                  $10,248                    $10,370                 $10,393
-----------------------------------------------------------------------------------------------------------------------------------
Jul-00              $9,414                   $9,940                   $9,842                     $9,960                  $9,967
-----------------------------------------------------------------------------------------------------------------------------------
Aug-00             $10,605                  $11,190                  $11,079                    $11,230                 $11,260
-----------------------------------------------------------------------------------------------------------------------------------
Sep-00              $9,291                   $9,800                   $9,703                     $9,840                  $9,860
-----------------------------------------------------------------------------------------------------------------------------------
Oct-00              $8,544                   $9,010                   $8,921                     $9,060                  $9,064
-----------------------------------------------------------------------------------------------------------------------------------
Nov-00              $6,541                   $6,890                   $6,822                     $6,940                  $6,922
-----------------------------------------------------------------------------------------------------------------------------------
Dec-00              $6,144                   $6,470                   $6,406                     $6,520                  $6,467
-----------------------------------------------------------------------------------------------------------------------------------
Jan-01              $6,777                   $7,130                   $7,059                     $7,190                  $7,162
-----------------------------------------------------------------------------------------------------------------------------------
Feb-01              $4,991                   $5,250                   $5,198                     $5,300                  $5,271
-----------------------------------------------------------------------------------------------------------------------------------
Mar-01              $4,130                   $4,340                   $4,297                     $4,380                  $4,346
-----------------------------------------------------------------------------------------------------------------------------------
Apr-01              $4,858                   $5,100                   $5,050                     $5,150                  $5,125
-----------------------------------------------------------------------------------------------------------------------------------
May-01              $4,716                   $4,950                   $4,901                     $5,000                  $4,972
-----------------------------------------------------------------------------------------------------------------------------------
Jun-01              $4,802                   $5,040                   $4,990                     $5,100                  $5,056
-----------------------------------------------------------------------------------------------------------------------------------
Jul-01              $4,423                   $4,630                   $4,584                     $4,690                  $4,651
-----------------------------------------------------------------------------------------------------------------------------------
Aug-01              $3,856                   $4,040                   $4,000                     $4,090                  $4,061
-----------------------------------------------------------------------------------------------------------------------------------
Sep-01              $3,062                   $3,210                   $3,178                     $3,250                  $3,228
-----------------------------------------------------------------------------------------------------------------------------------
Oct-01              $3,573                   $3,740                   $3,703                     $3,800                  $3,771
-----------------------------------------------------------------------------------------------------------------------------------
Nov-01              $4,168                   $4,360                   $4,317                     $4,430                  $4,410
-----------------------------------------------------------------------------------------------------------------------------------
Dec-01              $4,121                   $4,300                   $4,257                     $4,380                  $4,358
-----------------------------------------------------------------------------------------------------------------------------------
Jan-02              $4,055                   $4,230                   $4,188                     $4,310                  $4,284
-----------------------------------------------------------------------------------------------------------------------------------
Feb-02              $3,554                   $3,700                   $3,663                     $3,770                  $3,757
-----------------------------------------------------------------------------------------------------------------------------------
Mar-02              $3,790                   $3,950                   $3,911                     $4,030                  $4,015
-----------------------------------------------------------------------------------------------------------------------------------
Apr-02              $3,336                   $3,470                   $3,436                     $3,540                  $3,530
-----------------------------------------------------------------------------------------------------------------------------------
May-02              $3,157                   $3,290                   $3,257                     $3,360                  $3,340
-----------------------------------------------------------------------------------------------------------------------------------
Jun-02              $2,750                   $2,870                   $2,832                     $2,930                  $2,906
-----------------------------------------------------------------------------------------------------------------------------------
Jul-02              $2,533                   $2,630                   $2,604                     $2,690                  $2,660
-----------------------------------------------------------------------------------------------------------------------------------
Aug-02              $2,476                   $2,570                   $2,545                     $2,630                  $2,606
-----------------------------------------------------------------------------------------------------------------------------------
Sep-02              $2,193                   $2,270                   $2,248                     $2,330                  $2,302
-----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 9/30/02


                                                          6 MONTHS       1 YEAR    INCEPTION(degree)
----------------------------------------------------------------------------------------------------
Before Deducting                       Class A*            -42.14%        -28.40%        -45.15%
Maximum Sales Charge                   Class B**           -42.53         -29.28         -45.64
                                       Class C***          -42.53         -29.28         -45.64
                                       Class Y****         -42.18         -28.31         -45.05
----------------------------------------------------------------------------------------------------
After Deducting                        Class A*            -45.28         -32.36         -46.40
Maximum Sales Charge                   Class B**           -45.41         -32.82         -46.31
                                       Class C***          -43.68         -30.65         -45.86
----------------------------------------------------------------------------------------------------
Nasdaq-100 Index                                           -42.67         -28.69         -46.46
Lipper Multi Cap Growth Funds Median                       -30.61         -20.85         -30.89
----------------------------------------------------------------------------------------------------

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six month returns are cumulative. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

     Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

     The Nasdaq-100 Index is a modified capitalization weighted Index composed of 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Market tier of the Nasdaq Stock Market. The Index is not available for direct investment.

  (degree) Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the Nasdaq-100 Index and Lipper Multi Cap Growth Funds Median is as of the nearest month end of the Fund's inception: April 30, 2000.

     * Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

     ** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

     *** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     **** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 11

UBS Enhanced Nasdaq-100 Fund

Portfolio Statistics


CHARACTERISTICS*             9/30/02                                  3/31/02                                  9/30/01
------------------------------------------------------------------------------------------------------------------------
Average Market
  Capitalization (bln)         $51.4                                    $68.7                                  N/A
------------------------------------------------------------------------------------------------------------------------
Weighted Price/Earnings
  Ratio                         32.0x                                     N/A                                 30.0x
------------------------------------------------------------------------------------------------------------------------
Weighted Price/Book
  Ratio                          2.5x                                     6.7x                                 5.4x
------------------------------------------------------------------------------------------------------------------------
Net Assets (mln)               $26.2                                    $52.2                                $43.3
------------------------------------------------------------------------------------------------------------------------
Number of Securities             100                                      101                                   97
------------------------------------------------------------------------------------------------------------------------
Stocks                         100.4%                                   100.2%                               100.2%
------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of
  Other Assets                  (0.4)%                                   (0.2)%                               (0.2)%
========================================================================================================================
TOP FIVE SECTORS*            9/30/02                                  3/31/02                              9/30/01
------------------------------------------------------------------------------------------------------------------------
Information Technology          60.2%     Information Technology         65.5%     Information Technology     68.8%
------------------------------------------------------------------------------------------------------------------------
Health Care                     15.8      Health Care                    14.8      Health Care                14.5
------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary          13.8      Consumer Discretionary         10.8      Consumer Discretionary     10.9
------------------------------------------------------------------------------------------------------------------------
                                                                                   Telecommunications
Industrials                      7.8      Industrials                     6.7        Services                  3.2
------------------------------------------------------------------------------------------------------------------------
Telecommunications                        Telecommunications
  Services                       2.0      Services                        1.6      Financials                  1.8
------------------------------------------------------------------------------------------------------------------------
TOTAL                           99.6%     TOTAL                          99.4%     TOTAL                      99.2%
========================================================================================================================
TOP TEN HOLDINGS*            9/30/02                                  3/31/02                                9/30/01
------------------------------------------------------------------------------------------------------------------------
Microsoft                       13.6%     Microsoft                      10.8%     Microsoft                  12.1%
------------------------------------------------------------------------------------------------------------------------
Intel                            5.4      Intel                           6.8      Intel                       6.1
------------------------------------------------------------------------------------------------------------------------
Cisco Systems                    4.6      Cisco Systems                   4.3      Qualcomm                    5.4
------------------------------------------------------------------------------------------------------------------------
Qualcomm                         4.4      Qualcomm                        3.4      Cisco Systems               4.0
------------------------------------------------------------------------------------------------------------------------
Amgen                            4.2      Oracle                          2.9      Oracle                      3.8
------------------------------------------------------------------------------------------------------------------------
Dell Computer                    3.9      Amgen                           2.8      Amgen                       3.6
------------------------------------------------------------------------------------------------------------------------
Oracle                           3.1      Dell Computer                   2.5      Dell Computer               2.4
------------------------------------------------------------------------------------------------------------------------
                                          Maxim Integrated                         Maxim Integrated
Bed, Bath & Beyond               2.1        Products                      2.4        Products                  2.1
------------------------------------------------------------------------------------------------------------------------
Intuit                           2.1      Immunex                         2.2      MCI WorldCom                2.1
------------------------------------------------------------------------------------------------------------------------
Starbucks                        2.0      Applied Materials               2.1      Comcast                     2.0
------------------------------------------------------------------------------------------------------------------------
TOTAL                           45.4%     TOTAL                          40.2%     TOTAL                      43.6%
========================================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
12                                                  UBS Global Asset Management

UBS Enhanced S&P 500 Fund

PERFORMANCE RESULTS (UNAUDITED)


                               Net Asset Value                     Total Return(1)
                    --------------------------------------   ---------------------------
                                                               12 Months   6 Months
                                                                 Ended       Ended
                       09/30/02   03/31/02        09/30/01      09/30/02    09/30/02
----------------------------------------------------------------------------------------
Class A Shares          $5.57      $7.77            $7.07        (21.09)%   (28.31)%
----------------------------------------------------------------------------------------
Class B Shares           5.53       7.74             7.04        (21.45)    (28.55)
----------------------------------------------------------------------------------------
Class C Shares           5.53       7.73             7.03        (21.34)    (28.46)
----------------------------------------------------------------------------------------


Performance Summary Class A Shares

                        Net Asset Value           Capital
                    ------------------------       Gains      Dividends       Total
Period Covered       Beginning     Ending       Distributed      Paid        Return(1)
----------------------------------------------------------------------------------------
04/26/00-12/31/00      $10.00      $8.87          $0.0184       $0.0155     (10.97)%
----------------------------------------------------------------------------------------
2001                     8.87       7.77                -        0.0127     (12.26)
----------------------------------------------------------------------------------------
01/01/02-09/30/02        7.77       5.57                -             -     (28.31)
----------------------------------------------------------------------------------------
                                    Totals:       $0.0184       $0.0282
----------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                 (44.00)%
----------------------------------------------------------------------------------------

Performance Summary Class B Shares


                        Net Asset Value           Capital
                    ------------------------       Gains      Dividends       Total
Period Covered       Beginning     Ending       Distributed      Paid        Return(1)
------------------- ----------- ------------   ------------- ----------- --------------
04/26/00-12/31/00      $10.00     $ 8.87          $0.0184         $   -     (11.12)%
---------------------------------------------------------------------------------------
2001                     8.87       7.75                -             -     (12.63)
---------------------------------------------------------------------------------------
01/01/02-09/30/02        7.75       5.53                -             -     (28.65)
---------------------------------------------------------------------------------------
                                    Totals:      $0.0184         $   -
---------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                 (44.59)%
---------------------------------------------------------------------------------------

Performance Summary Class C Shares


                        Net Asset Value           Capital
                    ------------------------       Gains      Dividends       Total
Period Covered       Beginning     Ending       Distributed      Paid        Return(1)
------------------- ----------- ------------   ------------- ----------- --------------
04/26/00-12/31/00      $10.00      $8.87          $0.0184       $0.0088     (11.04)%
---------------------------------------------------------------------------------------
2001                     8.87       7.74                -             -     (12.74)
---------------------------------------------------------------------------------------
01/01/02-09/30/02        7.74       5.53                -             -     (28.55)
---------------------------------------------------------------------------------------
                                     Totals:      $0.0184       $0.0088
---------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                 (44.54)%
---------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2002 and since inception, April 26, 2000 through September 30, 2002, Class Y shares had a total return of (20.86)% and (43.64)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 13

UBS Enhanced Nasdaq-100 Fund

PERFORMANCE RESULTS (UNAUDITED)



                         Net Asset Value                  Total Return(1)
                 -------------------------------- -----------------------------
                                                       12 Months      6 Months
                                                         Ended          Ended
                  09/30/02   03/31/02   09/30/01       09/30/02       09/30/02
-------------------------------------------------------------------------------
Class A Shares     $ 2.32     $ 4.01     $ 3.24        (28.40)%       (42.14)%
-------------------------------------------------------------------------------
Class B Shares       2.27       3.95       3.21        (29.28)        (42.53)
-------------------------------------------------------------------------------
Class C Shares       2.27       3.95       3.21        (29.28)        (42.53)
-------------------------------------------------------------------------------

Performance Summary Class A Shares



                        Net Asset Value           Capital
                     --------------------          Gains       Dividends       Total
Period Covered       Beginning     Ending       Distributed      Paid        Return(1)
--------------------------------------------------------------------------------------
04/26/00-12/31/00     $ 10.00      $ 6.50       $        -    $        -     (35.00)%
--------------------------------------------------------------------------------------
2001                     6.50        4.36                -             -     (32.92)
--------------------------------------------------------------------------------------
01/01/02-09/30/02        4.36        2.32                -             -     (46.79)
--------------------------------------------------------------------------------------
                                     Totals:    $        -    $        -
--------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                  (76.80)%
--------------------------------------------------------------------------------------

Performance Summary Class B Shares


                        Net Asset Value           Capital
                    ----------------------         Gains        Dividends       Total
Period Covered       Beginning     Ending       Distributed        Paid        Return(1)
----------------------------------------------------------------------------------------
04/26/00-12/31/00   $   10.00    $   6.47       $          -    $      -      (35.30)%
----------------------------------------------------------------------------------------
2001                    6.47         4.30                  -           -      (33.54)
----------------------------------------------------------------------------------------
01/01/02-09/30/02       4.30         2.27                  -           -      (47.21)
----------------------------------------------------------------------------------------
                                     Totals:    $          -    $      -
----------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                   (77.30)%
----------------------------------------------------------------------------------------

Performance Summary Class C Shares


                        Net Asset Value           Capital
                    ------------------------       Gains        Dividends       Total
Period Covered       Beginning     Ending       Distributed       Paid        Return(1)
---------------------------------------------------------------------------------------
04/26/00-12/31/00   $   10.00     $  6.47      $          -     $       -      (35.30)%
---------------------------------------------------------------------------------------
2001                     6.47        4.30                 -             -      (33.54)
---------------------------------------------------------------------------------------
01/01/02-09/30/02        4.30        2.27                 -             -      (47.21)
---------------------------------------------------------------------------------------
                                     Totals:   $          -     $       -
---------------------------------------------------------------------------------------
                    Cumulative Total Return as of 09/30/02:                    (77.30)%
---------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2002 and since inception, April 26, 2000 through September 30, 2002, Class Y shares had a total return of (28.31)% and (76.70)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

  The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
14                                                  UBS Global Asset Management

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

Common Stocks - 97.32%
SECURITY DESCRIPTION                  SHARES           VALUE
--------------------------------------------------------------
Aerospace & Defense - 2.07%

B.F. Goodrich Co.                        800         $  15,104
--------------------------------------------------------------
Boeing Co.                             6,700           228,671
--------------------------------------------------------------
General Dynamics Corp.                 1,600           130,128
--------------------------------------------------------------
Honeywell International, Inc.          6,300           136,458
--------------------------------------------------------------
Lockheed Martin Corp.                  2,700           174,609
--------------------------------------------------------------
Northrop Grumman Corp.                   500            62,020
--------------------------------------------------------------
Raytheon Co.                           2,400            70,320
--------------------------------------------------------------
United Technologies Corp.              3,400           192,066
--------------------------------------------------------------
                                                     1,009,376
==============================================================
Airlines - 0.09%

Southwest Airlines Co.                 3,200            41,792
==============================================================
Air Freight & Couriers - 1.00%

FedEx Corp.                            1,500            75,105
--------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                             6,600           412,698
--------------------------------------------------------------
                                                       487,803
==============================================================
Auto Components - 0.27%

Delphi Automotive
   Systems Corp.                       5,600            47,880
--------------------------------------------------------------
Johnson Controls, Inc.                   700            53,774
--------------------------------------------------------------
TRW, Inc.                                500            29,275
--------------------------------------------------------------
                                                       130,929
==============================================================
Automobiles - 0.51%

Ford Motor Co.                         8,122            79,596
--------------------------------------------------------------
General Motors Corp.                   4,300           167,270
--------------------------------------------------------------
                                                       246,866
==============================================================
Banks - 7.78%

AmSouth Bancorp                        1,900            39,406
--------------------------------------------------------------
Bank of America Corp.                  9,500           606,100
--------------------------------------------------------------
Bank of New York Co., Inc.             5,800           166,692
--------------------------------------------------------------
Bank One Corp.                         6,000           224,400
--------------------------------------------------------------
BB&T Corp.                             3,400           119,136
--------------------------------------------------------------
Charter One Financial, Inc.            1,076            31,986
--------------------------------------------------------------
Comerica, Inc.                           900            43,398
--------------------------------------------------------------
Fifth Third Bancorp                    3,600           220,428
--------------------------------------------------------------
First Tennessee National
   Corp.                               1,200            41,604
--------------------------------------------------------------
FleetBoston Financial
   Corp.                               6,512           132,389
--------------------------------------------------------------
Golden West Financial
   Corp.                                 900            55,962
--------------------------------------------------------------
Huntington Bancshares,
   Inc.                                  930            16,917
--------------------------------------------------------------
KeyCorp                                2,400            59,928
--------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES           VALUE
==============================================================
Banks - (concluded)

Marshall & Ilsley Corp.                1,500         $  41,835
--------------------------------------------------------------
Mellon Financial Corp.                   800            20,744
--------------------------------------------------------------
National City Corp.                    5,100           145,503
--------------------------------------------------------------
North Fork Bancorp, Inc.               1,000            37,840
--------------------------------------------------------------
Northern Trust Corp.                   2,200            82,940
--------------------------------------------------------------
PNC Financial Services
   Group                               1,700            71,689
--------------------------------------------------------------
Regions Financial Corp.                1,200            39,204
--------------------------------------------------------------
SouthTrust Corp.                       1,500            36,375
--------------------------------------------------------------
SunTrust Bank, Inc.                    1,800           110,664
--------------------------------------------------------------
Synovus Financial Corp.                3,900            80,418
--------------------------------------------------------------
U.S. Bancorp, Inc.                    15,321           284,664
--------------------------------------------------------------
Union Planters Corp.                   1,350            37,071
--------------------------------------------------------------
Wachovia Corp.                         8,400           274,596
--------------------------------------------------------------
Washington Mutual, Inc.                7,750           243,892
--------------------------------------------------------------
Wells Fargo & Co.                     10,900           524,944
--------------------------------------------------------------
                                                     3,790,725
==============================================================
Beverages - 3.16%

Adolph Coors Co., Class B                600            33,780
--------------------------------------------------------------
Anheuser-Busch Cos., Inc.              4,500           227,700
--------------------------------------------------------------
Brown-Forman Corp.,
   Class B                               300            20,085
--------------------------------------------------------------
Coca-Cola Co.                         16,200           776,952
--------------------------------------------------------------
Coca-Cola Enterprises, Inc.            4,500            95,580
--------------------------------------------------------------
PepsiCo, Inc.                         10,390           383,911
--------------------------------------------------------------
                                                     1,538,008
==============================================================
Biotechnology - 0.91%

Amgen, Inc.*                           8,064           336,269
--------------------------------------------------------------
Biogen, Inc.*                          1,300            38,051
--------------------------------------------------------------
Chiron Corp.*                          1,600            55,904
--------------------------------------------------------------
Medimmune, Inc.*                         700            14,644
--------------------------------------------------------------
                                                       444,868
==============================================================
Building Products - 0.35%

American Standard Cos.,
   Inc.*                               1,200            76,344
--------------------------------------------------------------
Crane Co.                                500             9,880
--------------------------------------------------------------
Masco Corp.                            4,200            82,110
--------------------------------------------------------------
                                                       168,334
==============================================================
Chemicals - 1.20%

Air Products & Chemicals,
   Inc.                                  800            33,608
--------------------------------------------------------------
Dow Chemical Co.                       4,800           131,088
--------------------------------------------------------------
E.I. du Pont de Nemours
   & Co.                               7,100           256,097
--------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 15

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

Common Stocks
SECURITY DESCRIPTION                  SHARES           VALUE
==============================================================
Chemicals - (concluded)

Ecolab, Inc.                             400         $  16,692
--------------------------------------------------------------
International Flavors &
   Fragrances, Inc.                    1,300            41,405
--------------------------------------------------------------
Monsanto Co.                           1,637            25,030
--------------------------------------------------------------
PPG Industries, Inc.                     900            40,230
--------------------------------------------------------------
Praxair, Inc.                            800            40,888
--------------------------------------------------------------
                                                       585,038
==============================================================
Commercial Services &
   Supplies - 2.31%

Allied Waste Industries,
   Inc.*                               3,700            27,195
--------------------------------------------------------------
Apollo Group, Inc.,
   Class A*                            1,200            52,116
--------------------------------------------------------------
Automatic Data
   Processing, Inc.                    5,300           184,281
--------------------------------------------------------------
Cendant Corp.*                         8,500            91,460
--------------------------------------------------------------
Cintas Corp.                           1,100            46,112
--------------------------------------------------------------
Concord EFS, Inc.*                     5,200            82,576
--------------------------------------------------------------
Convergys Corp.*                       2,600            39,078
--------------------------------------------------------------
Deluxe Corp.                             900            40,554
--------------------------------------------------------------
First Data Corp.                       4,800           134,160
--------------------------------------------------------------
Fiserv, Inc.*                          2,250            63,180
--------------------------------------------------------------
H&R Block, Inc.                        1,500            63,015
--------------------------------------------------------------
Paychex, Inc.                          3,800            92,226
--------------------------------------------------------------
Pitney Bowes, Inc.                     2,500            76,225
--------------------------------------------------------------
R.R. Donnelley & Sons Co.                700            16,457
--------------------------------------------------------------
Sabre Holdings Corp.*                    800            15,480
--------------------------------------------------------------
Waste Management, Inc.                 4,300           100,276
--------------------------------------------------------------
                                                     1,124,391
==============================================================
Communications Equipment - 1.64%

Cisco Systems, Inc.*                  48,300           506,184
--------------------------------------------------------------
Lucent Technologies, Inc.*            11,800             8,968
--------------------------------------------------------------
Motorola, Inc.                        12,200           124,196
--------------------------------------------------------------
Qualcomm, Inc.*                        5,300           146,386
--------------------------------------------------------------
Scientific-Atlanta, Inc.               1,100            13,761
--------------------------------------------------------------
                                                       799,495
==============================================================
Computers & Peripherals - 3.21%

Apple Computer, Inc.*                  1,900            27,550
--------------------------------------------------------------
Dell Computer Corp.*                  17,900           420,829
--------------------------------------------------------------
EMC Corp.*                            12,500            57,125
--------------------------------------------------------------
Hewlett-Packard Co.                   20,853           243,355
--------------------------------------------------------------
International Business

   Machines Corp.                     11,200           653,968
--------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES            VALUE
==============================================================
Computers & Peripherals -
   (concluded)

Lexmark International
   Group, Inc.*                        1,300         $  61,100
--------------------------------------------------------------
NCR Corp.*                             1,000            19,800
--------------------------------------------------------------
Network Appliance, Inc.*               3,700            27,121
--------------------------------------------------------------
Sun Microsystems, Inc.*               20,800            53,872
--------------------------------------------------------------
                                                     1,564,720
==============================================================
Construction Materials - 0.05%

Vulcan Materials Co.                     700            25,312
==============================================================
Containers & Packaging - 0.08%

Pactiv Corp.*                            800            13,160
--------------------------------------------------------------
Sealed Air Corp.*                      1,500            25,335
--------------------------------------------------------------
                                                        38,495
==============================================================
Diversified Financials - 7.51%

American Express Co.                   8,200           255,676
--------------------------------------------------------------
Bear Stearns Cos., Inc.                  200            11,280
--------------------------------------------------------------
Capital One Financial Corp.            2,400            83,808
--------------------------------------------------------------
Charles Schwab Corp.                  11,550           100,485
--------------------------------------------------------------
Citigroup, Inc.                       33,892         1,004,898
--------------------------------------------------------------
Countrywide Credit
   Industries, Inc.                    1,600            75,440
--------------------------------------------------------------
Federal National
   Mortgage Association                6,600           392,964
--------------------------------------------------------------
Franklin Resources, Inc.               1,500            46,650
--------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                      5,000           279,500
--------------------------------------------------------------
Goldman Sachs Group, Inc.              2,500           165,075
--------------------------------------------------------------
Household International,
   Inc.                                3,600           101,916
--------------------------------------------------------------
J.P. Morgan Chase & Co.               12,830           243,641
--------------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                        700            34,335
--------------------------------------------------------------
MBNA Corp.                            10,250           188,395
--------------------------------------------------------------
Merrill Lynch & Co., Inc.              5,300           174,635
--------------------------------------------------------------
Moody's Corp.                            700            33,950
--------------------------------------------------------------
Morgan Stanley & Co.                   7,300           247,324
--------------------------------------------------------------
Principal Financial Group,
   Inc.                                1,300            34,034
--------------------------------------------------------------
SLM Corp.                                200            18,628
--------------------------------------------------------------
State Street Corp.                     2,800           108,192
--------------------------------------------------------------
Stilwell Financial, Inc.               2,900            35,003
--------------------------------------------------------------
T. Rowe Price &
   Associates, Inc.                      900            22,464
--------------------------------------------------------------
                                                     3,658,293
==============================================================

--------------------------------------------------------------------------------
16                                                  UBS Global Asset Management

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002


Common Stocks
SECURITY DESCRIPTION                  SHARES           VALUE
==============================================================
Diversified Telecommunication
   Services - 3.37%

ALLTEL Corp.                           3,200         $ 128,416
--------------------------------------------------------------
AT&T Corp.                            17,747           213,141
--------------------------------------------------------------
BellSouth Corp.                       12,800           235,008
--------------------------------------------------------------
CenturyTel, Inc.                       2,300            51,589
--------------------------------------------------------------
Citizens
   Communications Co.*                 2,100            14,238
--------------------------------------------------------------
SBC Communications, Inc.              22,700           456,270
--------------------------------------------------------------
Sprint Corp. - Fon Group               6,300            57,456
--------------------------------------------------------------
Verizon Communications                17,608           483,164
--------------------------------------------------------------
                                                     1,639,282
==============================================================
Electric Utilities - 2.05%

Allegheny Energy, Inc.                   700             9,170
--------------------------------------------------------------
Ameren Corp.                             900            37,485
--------------------------------------------------------------
American Electric Power
   Co., Inc.                           2,200            62,722
--------------------------------------------------------------
Cinergy Corp.                            500            15,715
--------------------------------------------------------------
Consolidated Edison, Inc.                500            20,110
--------------------------------------------------------------
Dominion Resources, Inc.               1,400            71,022
--------------------------------------------------------------
DTE Energy Co.                         1,000            40,700
--------------------------------------------------------------
Edison International, Inc.*            3,400            34,000
--------------------------------------------------------------
Entergy Corp.                            800            33,280
--------------------------------------------------------------
Exelon Corp.                           3,362           159,695
--------------------------------------------------------------
FirstEnergy Corp.                      1,999            59,750
--------------------------------------------------------------
FPL Group, Inc.                        1,400            75,320
--------------------------------------------------------------
PG&E Corp.*                            2,600            29,276
--------------------------------------------------------------
Pinnacle West Capital Corp.              500            13,880
--------------------------------------------------------------
PPL Corp.                                500            16,270
--------------------------------------------------------------
Progress Energy, Inc.                  1,500            61,305
--------------------------------------------------------------
Public Service
   Enterprise Group, Inc.              2,100            64,050
--------------------------------------------------------------
Reliant Energy, Inc.*                  3,100            31,031
--------------------------------------------------------------
Southern Co.                           1,800            51,804
--------------------------------------------------------------
TECO Energy, Inc.                      1,000            15,880
--------------------------------------------------------------
TXU Corp.                              1,700            70,907
--------------------------------------------------------------
Xcel Energy, Inc.                      2,910            27,092
--------------------------------------------------------------
                                                     1,000,464
==============================================================
Electrical Equipment - 0.26%

American Power
   Conversion Corp.*                   2,400            22,944
--------------------------------------------------------------
Cooper Industries Ltd.                   600            18,210
--------------------------------------------------------------
Emerson Electric Co.                   2,000            87,880
--------------------------------------------------------------
                                                       129,034
==============================================================



SECURITY DESCRIPTION                  SHARES           VALUE
==============================================================
Electronic Equipment &
   Instruments - 0.14%

Agilent Technologies, Inc.*            1,419         $  18,532
--------------------------------------------------------------
Jabil Circuit, Inc.*                     500             7,390
--------------------------------------------------------------
Waters Corp.*                          1,800            43,650
--------------------------------------------------------------
                                                        69,572
==============================================================
Energy Equipment & Services - 0.63%

Baker Hughes, Inc.                     1,300            37,739
--------------------------------------------------------------
Halliburton Co.                        3,000            38,730
--------------------------------------------------------------
Noble Corp.*                             900            27,900
--------------------------------------------------------------
Schlumberger Ltd.                      3,700           142,302
--------------------------------------------------------------
Transocean Sedco Forex,
   Inc.                                3,000            62,400
--------------------------------------------------------------
                                                       309,071
==============================================================
Food & Drug Retailing - 1.42%

Albertson's, Inc.                      3,600            86,976
--------------------------------------------------------------
CVS Corp.                              4,000           101,400
--------------------------------------------------------------
Kroger Co.*                            6,800            95,880
--------------------------------------------------------------
Safeway, Inc.*                         4,600           102,580
--------------------------------------------------------------
Sysco Corp.                            4,300           122,077
--------------------------------------------------------------
Walgreen Co.                           6,000           184,560
--------------------------------------------------------------
                                                       693,473
==============================================================
Food Products - 1.68%

Archer-Daniels-Midland
   Co.                                 5,305            66,366
--------------------------------------------------------------
Campbell Soup Co.                      3,900            86,112
--------------------------------------------------------------
ConAgra Foods, Inc.                    4,200           104,370
--------------------------------------------------------------
General Mills, Inc.                    2,400           106,608
--------------------------------------------------------------
Heinz, H.J. & Co.                      3,300           110,121
--------------------------------------------------------------
Hershey Foods Corp.                      300            18,615
--------------------------------------------------------------
Kellogg Co.                            3,500           116,375
--------------------------------------------------------------
Sara Lee Corp.                         7,300           133,517
--------------------------------------------------------------
Wrigley (Wm.) Jr.*                     1,500            74,235
--------------------------------------------------------------
                                                       816,319
==============================================================
Gas Utilities - 0.34%

El Paso Corp.                          4,161            34,411
--------------------------------------------------------------
Kinder Morgan, Inc.                    1,200            42,540
--------------------------------------------------------------
NiSource, Inc.                         2,100            36,183
--------------------------------------------------------------
Sempra Energy                          2,600            51,090
--------------------------------------------------------------
                                                       164,224
==============================================================
Health Care Equipment &
   Supplies - 2.02%

Applera Corp. - Applied
   Biosystems Group                    2,800            51,240
--------------------------------------------------------------
Baxter International, Inc.             3,700           113,035
--------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 17

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

Common Stocks
SECURITY DESCRIPTION                    SHARES          VALUE
==============================================================
Health Care Equipment &
   Supplies - (concluded)

Becton, Dickinson                        2,600       $  73,840
--------------------------------------------------------------
Biomet, Inc.                             1,000          26,630
--------------------------------------------------------------
Boston Scientific Corp.*                 2,000          63,120
--------------------------------------------------------------
C.R. Bard, Inc.                            300          16,389
--------------------------------------------------------------
Guidant Corp.*                           3,100         100,161
--------------------------------------------------------------
Medtronic, Inc.                          8,400         353,808
--------------------------------------------------------------
St. Jude Medical, Inc.*                  1,200          42,840
--------------------------------------------------------------
Stryker Corp.                            1,700          97,920
--------------------------------------------------------------
Zimmer Holdings, Inc.*                   1,220          46,775
--------------------------------------------------------------
                                                       985,758
==============================================================
Health Care Providers &
   Services - 2.63%

AmerisourceBergen Corp.                  1,100          78,562
--------------------------------------------------------------
Anthem, Inc.*                              800          52,000
--------------------------------------------------------------
Cardinal Health, Inc.                    3,500         217,700
--------------------------------------------------------------
CIGNA Corp.                                800          56,600
--------------------------------------------------------------
HCA, Inc.                                3,300         157,113
--------------------------------------------------------------
Health Management
   Associates, Inc., Class A*            2,600          52,572
--------------------------------------------------------------
HEALTHSOUTH Corp.*                       5,400          22,410
--------------------------------------------------------------
Humana, Inc.*                            3,900          48,360
--------------------------------------------------------------
IMS Health, Inc.                         2,100          31,437
--------------------------------------------------------------
Manor Care, Inc.*                        1,600          35,968
--------------------------------------------------------------
McKesson Corp.                           2,500          70,825
--------------------------------------------------------------
Quintiles Transnational
   Corp.*                                1,200          11,412
--------------------------------------------------------------
Tenet Healthcare Corp.*                  3,550         175,725
--------------------------------------------------------------
UnitedHealth Group, Inc.                 1,900         165,718
--------------------------------------------------------------
Wellpoint Health
   Networks, Inc.*                       1,400         102,620
--------------------------------------------------------------
                                                     1,279,022
==============================================================
Hotels, Restaurants & Leisure - 1.41%

Carnival Corp.                           3,900          97,890
--------------------------------------------------------------
Harrah's Entertainment,
    Inc.*                                1,200          57,852
--------------------------------------------------------------
International Game
   Technology*                           1,400          96,796
--------------------------------------------------------------
Marriott International, Inc.             2,200          63,778
--------------------------------------------------------------
McDonald's Corp.                        10,300         181,898
--------------------------------------------------------------
Starbucks Corp.*                         4,000          82,560
--------------------------------------------------------------
Starwood Hotels &
   Resorts Worldwide,
   Inc., Class B                           600          13,380
--------------------------------------------------------------
Wendy's International, Inc.                600          19,866
--------------------------------------------------------------



SECURITY DESCRIPTION                    SHARES         VALUE
==============================================================
Hotels, Restaurants & Leisure -
   (concluded)

Yum! Brands, Inc.*                       2,600       $  72,046
--------------------------------------------------------------
                                                       686,066
==============================================================
Household Durables - 0.46%

American Greetings
   Corp., Class A                        1,000          16,100
--------------------------------------------------------------
Centex Corp.                               800          35,480
--------------------------------------------------------------
KB HOME                                    300          14,652
--------------------------------------------------------------
Leggett & Platt, Inc.                      900          17,811
--------------------------------------------------------------
Maytag Corp.                               800          18,544
--------------------------------------------------------------
Newell Rubbermaid, Inc.                  1,100          33,957
--------------------------------------------------------------
Pulte Homes, Inc.                          700          29,841
--------------------------------------------------------------
Stanley Works                              900          29,403
--------------------------------------------------------------
Tupperware Corp.                         1,700          28,254
--------------------------------------------------------------
                                                       224,042
==============================================================
Household Products - 2.46%

Clorox Co.                               1,800          72,324
--------------------------------------------------------------
Colgate-Palmolive Co.                    3,800         205,010
--------------------------------------------------------------
Kimberly Clark Corp.                     3,000         169,920
--------------------------------------------------------------
Procter & Gamble Co.                     8,400         750,792
--------------------------------------------------------------
                                                     1,198,046
==============================================================
Industrial Conglomerates - 4.20%

3M Co.                                   2,100         230,937
--------------------------------------------------------------
General Electric Co.                    64,200       1,582,530
--------------------------------------------------------------
Textron, Inc.                            1,600          54,560
--------------------------------------------------------------
Tyco International Ltd.                 12,497         176,208
--------------------------------------------------------------
                                                     2,044,235
==============================================================
Insurance - 4.70%

ACE Ltd.                                   900          26,649
--------------------------------------------------------------
AFLAC, Inc.                              1,900          58,311
--------------------------------------------------------------
Allstate Corp.                           4,400         156,420
--------------------------------------------------------------
Ambac Financial Group, Inc.                900          48,501
--------------------------------------------------------------
American International
   Group, Inc.                          17,402         951,889
--------------------------------------------------------------
AON Corp.                                3,200          65,568
--------------------------------------------------------------
Chubb Corp.                                900          49,347
--------------------------------------------------------------
Cincinnati Financial Corp.                 400          14,232
--------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                           1,600          65,600
--------------------------------------------------------------
Jefferson-Pilot Corp.                      600          24,060
--------------------------------------------------------------
John Hancock Financial
   Services, Inc.                        3,400          94,520
--------------------------------------------------------------
Lincoln National Corp.                   1,000          30,550
--------------------------------------------------------------
Loews Corp.                                900          38,601
--------------------------------------------------------------

--------------------------------------------------------------------------------
18                                                  UBS Global Asset Management

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

Common Stocks
SECURITY DESCRIPTION                   SHARES           VALUE
==============================================================
Insurance - (concluded)

Marsh & McLennan Cos.,
   Inc.                                 2,800       $ 116,592
-------------------------------------------------------------
MBIA, Inc.                                500          19,975
-------------------------------------------------------------
MetLife, Inc.                           4,500         102,420
-------------------------------------------------------------
MGIC Investment Corp.                   1,400          57,162
-------------------------------------------------------------
Progressive Corp.                         900          45,567
-------------------------------------------------------------
Prudential Financial, Inc.*             3,100          88,536
-------------------------------------------------------------
St. Paul Cos., Inc.                     2,000          57,440
-------------------------------------------------------------
Torchmark Corp.                           900          30,834
-------------------------------------------------------------
Travelers Property
   Casualty Corp., Class B*             3,070          41,537
-------------------------------------------------------------
Unum Provident Corp.                    3,300          67,155
-------------------------------------------------------------
XL Capital Ltd., Class A                  500          36,750
-------------------------------------------------------------
                                                    2,288,216
=============================================================
Internet & Catalog Retail - 0.20%

eBay, Inc.*                             1,800          95,058
=============================================================
Internet Software & Services - 0.07%

Yahoo!, Inc.*                           3,600          34,452
=============================================================
IT Consulting & Services - 0.33%

Computer Sciences Corp.*                2,600          72,254
-------------------------------------------------------------
Electronic Data Systems
   Corp.                                3,000          41,940
-------------------------------------------------------------
SunGard Data Systems,
   Inc.*                                1,900          36,955
-------------------------------------------------------------
Unisys Corp.*                           1,600          11,200
-------------------------------------------------------------
                                                      162,349
=============================================================
Leisure Equipment & Products - 0.50%

Eastman Kodak Co.                       3,200          87,168
-------------------------------------------------------------
Harley-Davidson, Inc.                   2,200         102,190
-------------------------------------------------------------
Mattel, Inc.                            2,900          52,229
-------------------------------------------------------------
                                                      241,587
=============================================================
Machinery - 0.39%

Caterpillar, Inc.                       1,200          44,664
-------------------------------------------------------------
Danaher Corp.                             300          17,055
-------------------------------------------------------------
Illinois Tool Works, Inc.               1,500          87,495
-------------------------------------------------------------
Ingersoll-Rand Co.,
   Class A                                700          24,108
-------------------------------------------------------------
ITT Industries, Inc.                      300          18,699
-------------------------------------------------------------
                                                      192,021
=============================================================
Media - 3.19%

AOL Time Warner, Inc.*                 27,500         321,750
-------------------------------------------------------------
Clear Channel
   Communications, Inc.*                4,700         163,325
-------------------------------------------------------------
Comcast Corp., Class A*                 4,900         102,214
-------------------------------------------------------------



SECURITY DESCRIPTION                   SHARES         VALUE
=============================================================
Media - (concluded)

Disney, Walt Co.                       12,100       $ 183,194
-------------------------------------------------------------
Gannett Co.                             1,300          93,834
-------------------------------------------------------------
Interpublic Group Cos., Inc.            3,400          53,890
-------------------------------------------------------------
McGraw-Hill Cos., Inc.                    900          55,098
-------------------------------------------------------------
Meredith Corp.                            300          12,915
-------------------------------------------------------------
Omnicom Group, Inc.                     1,400          77,952
-------------------------------------------------------------
Tribune Co.                               400          16,724
-------------------------------------------------------------
Univision
   Communications, Inc.,
   Class A*                             1,000          22,800
-------------------------------------------------------------
Viacom, Inc., Class B*                 11,093         449,821
-------------------------------------------------------------
                                                    1,553,517
=============================================================
Metals & Mining - 0.28%

Alcoa, Inc.                             4,600          88,780
-------------------------------------------------------------
Freeport-McMoran
   Copper & Gold, Inc.,
   Class B*                             1,000          13,460
-------------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                        1,200          33,012
-------------------------------------------------------------
                                                      135,252
=============================================================
Multi-Line Retail - 4.63%

Costco Wholesale Corp.*                 3,500         113,295
-------------------------------------------------------------
Dollar General Corp.                    5,575          74,816
-------------------------------------------------------------
Family Dollar Stores, Inc.              1,500          40,320
-------------------------------------------------------------
Federated Department
   Stores, Inc.*                        1,200          35,328
-------------------------------------------------------------
J.C. Penney Co., Inc.
   (Holding Co.)                        1,400          22,288
-------------------------------------------------------------
Kohl's Corp.*                           2,900         176,349
-------------------------------------------------------------
May Department Stores Co.               2,700          61,479
-------------------------------------------------------------
Nordstrom, Inc.                         2,000          35,880
-------------------------------------------------------------
Sears, Roebuck & Co.                    2,400          93,600
-------------------------------------------------------------
Target Corp.                            6,200         183,024
-------------------------------------------------------------
Wal-Mart Stores, Inc.                  28,800       1,418,112
-------------------------------------------------------------
                                                    2,254,491
=============================================================
Multi-Utilities - 0.22%

Calpine Corp.*                          1,700           4,199
-------------------------------------------------------------
Duke Energy Corp.                       5,200         101,660
-------------------------------------------------------------
                                                      105,859
=============================================================
Office Electronics - 0.03%

Xerox Corp.*                            3,100          15,345
=============================================================
Oil & Gas - 4.76%

Amerada Hess Corp.                        500          33,940
-------------------------------------------------------------
Anadarko Petroleum
   Corp.                                1,891          84,225
-------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 19

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

Common Stocks
SECURITY DESCRIPTION                  SHARES           VALUE
=============================================================
Oil & Gas - (concluded)

Apache Corp.                             590        $  35,076
-------------------------------------------------------------
Ashland, Inc.                            400           10,716
-------------------------------------------------------------
Burlington Resources, Inc.               500           19,180
-------------------------------------------------------------
ChevronTexaco Corp.                    7,010          485,442
-------------------------------------------------------------
ConocoPhillips                         3,724          172,198
-------------------------------------------------------------
Devon Energy Corp.                     1,000           48,250
-------------------------------------------------------------
ExxonMobil Corp.                      41,800        1,333,420
-------------------------------------------------------------
Marathon Oil Corp.                     3,100           70,308
-------------------------------------------------------------
Sunoco, Inc.                             600           18,096
-------------------------------------------------------------
Unocal Corp.                             300            9,417
-------------------------------------------------------------
                                                    2,320,268
=============================================================
Paper & Forest Products - 0.29%

Georgia-Pacific Corp.                  3,500           45,815
-------------------------------------------------------------
International Paper Co.                1,700           56,763
-------------------------------------------------------------
MeadWestvaco Corp.                       776           14,907
-------------------------------------------------------------
Weyerhaeuser Co.                         500           21,885
-------------------------------------------------------------
                                                      139,370
=============================================================
Personal Products - 0.57%

Avon Products, Inc.                    1,500           69,150
-------------------------------------------------------------
Gillette Co.                           7,100          210,160
-------------------------------------------------------------
                                                      279,310
=============================================================
Pharmaceuticals - 10.67%

Abbott Laboratories                   10,500          424,200
-------------------------------------------------------------
Bristol-Myers Squibb Co.              12,100          287,980
-------------------------------------------------------------
Eli Lilly & Co.                        7,500          415,050
-------------------------------------------------------------
Forest Laboratories, Inc.*             1,800          147,618
-------------------------------------------------------------
Johnson & Johnson                     19,078        1,031,738
-------------------------------------------------------------
King Pharmaceuticals, Inc.*            4,200           76,314
-------------------------------------------------------------
Merck & Co., Inc.                     15,300          699,363
-------------------------------------------------------------
Pfizer, Inc.                          41,550        1,205,781
-------------------------------------------------------------
Pharmacia Corp.                        9,400          365,472
-------------------------------------------------------------
Schering-Plough Corp.                  9,900          211,068
-------------------------------------------------------------
Watson
   Pharmaceuticals, Inc.*              1,500           36,765
-------------------------------------------------------------
Wyeth Pharmaceuticals                  9,300          295,740
-------------------------------------------------------------
                                                    5,197,089
=============================================================
Real Estate - 0.24%

Equity Office Properties
   Trust                               2,000           51,640
-------------------------------------------------------------
Equity Residential
   Properties Trust                      600           14,364
-------------------------------------------------------------
Plum Creek Timber Co., Inc.            1,300           29,393
-------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES           VALUE
=============================================================
Real Estate - (concluded)

Simon Property Group, Inc.               600        $  21,438
-------------------------------------------------------------
                                                      116,835
=============================================================
Road & Rail - 0.27%

Burlington Northern
   Santa Fe, Inc.                      1,600           38,272
-------------------------------------------------------------
CSX Corp.                                600           15,828
-------------------------------------------------------------
Union Pacific Corp.                    1,300           75,231
-------------------------------------------------------------
                                                      129,331
=============================================================
Semiconductor Equipment &
   Products - 2.34%

Advanced Micro Devices,
   Inc.*                               1,500            8,010
-------------------------------------------------------------
Altera Corp.*                          1,600           13,872
-------------------------------------------------------------
Analog Devices, Inc.*                  1,000           19,700
-------------------------------------------------------------
Applied Materials, Inc.*               9,500          109,725
-------------------------------------------------------------
Broadcom Corp., Class A*               1,400           14,952
-------------------------------------------------------------
Intel Corp.                           44,700          620,883
-------------------------------------------------------------
KLA-Tencor Corp.*                        700           19,558
-------------------------------------------------------------
Linear Technology Corp.                2,100           43,512
-------------------------------------------------------------
Maxim Integrated
   Products, Inc.*                     1,500           37,140
-------------------------------------------------------------
Micron Technology, Inc.*               2,400           29,688
-------------------------------------------------------------
Novellus Systems, Inc.*                  500           10,405
-------------------------------------------------------------
NVIDIA Corp.*                          1,500           12,840
-------------------------------------------------------------
QLogic Corp.*                            900           23,436
-------------------------------------------------------------
Texas Instruments, Inc.               10,700          158,039
-------------------------------------------------------------
Xilinx, Inc.*                          1,000           15,838
-------------------------------------------------------------
                                                    1,137,598
=============================================================
Software - 4.24%

Adobe Systems, Inc.                    2,500           47,750
-------------------------------------------------------------
Autodesk, Inc.                         1,900           24,073
-------------------------------------------------------------
Citrix Systems, Inc.*                  4,400           26,532
-------------------------------------------------------------
Computer Associates
   International, Inc.                 3,700           35,520
-------------------------------------------------------------
Compuware Corp.*                       2,300            7,015
-------------------------------------------------------------
Electronic Arts, Inc.*                   700           46,172
-------------------------------------------------------------
Intuit, Inc.*                            700           31,871
-------------------------------------------------------------
Microsoft Corp.*                      34,500        1,509,030
-------------------------------------------------------------
Oracle Corp.*                         34,700          272,742
-------------------------------------------------------------
PeopleSoft, Inc.*                      2,200           27,214
-------------------------------------------------------------
Siebel Systems, Inc.*                  2,700           15,525
-------------------------------------------------------------
VERITAS Software Co.*                  1,300           19,071
-------------------------------------------------------------
                                                    2,062,515
=============================================================

--------------------------------------------------------------------------------
20                         UBS Global Asset Management

UBS ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002


Common Stocks
SECURITY DESCRIPTION              SHARES         VALUE
=======================================================
Specialty Retail - 2.36%

AutoZone, Inc.*                      800     $   63,088
-------------------------------------------------------
Bed, Bath & Beyond, Inc.*          2,200         71,654
-------------------------------------------------------
Best Buy Co., Inc.*                2,950         65,815
-------------------------------------------------------
Circuit City Stores-
   Circuit City Group              2,000         30,300
-------------------------------------------------------
Gap, Inc.                          6,800         73,780
-------------------------------------------------------
Home Depot, Inc.                  16,600        433,260
-------------------------------------------------------
Lowe's Cos., Inc.                  5,200        215,280
-------------------------------------------------------
Office Depot, Inc.*                2,600         32,084
-------------------------------------------------------
RadioShack Corp.                   1,800         36,108
-------------------------------------------------------
Staples, Inc.*                     4,400         56,276
-------------------------------------------------------
TJX Cos., Inc.                     4,300         73,100
-------------------------------------------------------
                                              1,150,745
=======================================================
Textiles & Apparel - 0.39%

Jones Apparel Group, Inc.*         1,700         52,190
-------------------------------------------------------
Limited Brands                     2,400         34,416
-------------------------------------------------------
Nike, Inc., Class B                2,400        103,632
-------------------------------------------------------
                                                190,238
=======================================================



SECURITY DESCRIPTION              SHARES         VALUE
=======================================================
Tobacco - 1.23%

Philip Morris Cos., Inc.          14,500     $  562,600
-------------------------------------------------------
UST, Inc.                          1,300         36,673
-------------------------------------------------------
                                                599,273
=======================================================
Wireless Telecommunication
   Services - 0.21%

AT&T Wireless Services,
   Inc.*                          11,792         48,583
-------------------------------------------------------
Nextel
   Communications, Inc.*           5,500         41,525
-------------------------------------------------------
Sprint Corp. (PCS Group)*          5,800         11,368
-------------------------------------------------------
                                                101,476
=======================================================
Total Common Stocks
$63,344,907)                                 47,395,248
=======================================================
Tracking Stock - 2.16%

SPDR Trust Series 1
$ 1,091,423)                      12,900      1,055,091
=======================================================

U.S. Government Agency Obligation-1.35%




 PRINCIPAL
  AMOUNT               SECURITY              MATURITY      INTEREST
   (000)             DESCRIPTION               DATE          RATE         VALUE
================================================================================

$657         Federal Farm Credit Bank
             $      657,000)                10/01/02     1.85%@         657,000
================================================================================
Total Investments (cost-$65,093,330)-100.83%         49,107,339
================================================================================
Liabilities in excess of other assets-(0.83)%         (405,768)
================================================================================
Net Assets-100.00%                                 $48,701,571
================================================================================

*  Non-income producing security.

@  Interest rate shown is the discount rate at date of purchase.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 21

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002


Common Stocks - 100.43%
SECURITY DESCRIPTION                SHARES          VALUE
===========================================================
Biotechnology - 12.56%

Abgenix, Inc.*                 3,800              $  24,662
-----------------------------------------------------------
Amgen, Inc.*                  26,224              1,093,541
-----------------------------------------------------------
Biogen, Inc.*                  8,300                242,941
-----------------------------------------------------------
Cephalon, Inc.*                2,500                102,050
-----------------------------------------------------------
Chiron Corp.*                 11,800                412,292
-----------------------------------------------------------
Genzyme Corp.*                11,800                243,198
-----------------------------------------------------------
Gilead Sciences, Inc.*         7,600                254,828
-----------------------------------------------------------
Human Genome Sciences,
    Inc.*                      5,800                 69,948
-----------------------------------------------------------
ICOS Corp.*                    2,200                 46,134
-----------------------------------------------------------
IDEC Pharmaceuticals
   Corp.*                      7,300                303,096
-----------------------------------------------------------
ImClone Systems, Inc.*         3,300                 25,740
-----------------------------------------------------------
Invitrogen Corp.*(1)           2,400                 81,768
-----------------------------------------------------------
Medimmune, Inc.*              11,600                242,672
-----------------------------------------------------------
Millennium
   Pharmaceuticals*           13,600                126,752
-----------------------------------------------------------
Protein Design Labs, Inc.*     2,700                 22,410
-----------------------------------------------------------
                                                  3,292,032
===========================================================
Chemicals - 0.32%

Sigma-Aldrich Corp.            1,700                 83,759
===========================================================
Commercial Services &
   Supplies - 6.84%

Apollo Group, Inc.,
   Class A*(1)                 7,150                310,525
-----------------------------------------------------------
Cintas Corp.(1)                8,600                360,512
-----------------------------------------------------------
Concord EFS, Inc.*            25,700                408,116
-----------------------------------------------------------
Fiserv, Inc.*                 10,900                306,072
-----------------------------------------------------------
Paychex, Inc.                 16,750                406,522
-----------------------------------------------------------
                                                  1,791,747
===========================================================
Communications Equipment - 10.60%

ADC Telecommunications,
    Inc.*                     34,900                 40,135
-----------------------------------------------------------
Brocade Communications
   Systems, Inc.*             10,000                 75,300
-----------------------------------------------------------
CIENA Corp.*                  16,700                 49,599
-----------------------------------------------------------
Cisco Systems, Inc.*         115,700              1,212,536
-----------------------------------------------------------
Comverse Technology,
    Inc.*                      8,200                 57,318
-----------------------------------------------------------
JDS Uniphase Corp.*           55,100                107,335
-----------------------------------------------------------
Juniper Networks, Inc.*        9,300                 44,640
-----------------------------------------------------------
Qualcomm, Inc.*               41,400              1,143,468
-----------------------------------------------------------
Telefonaktiebolaget LM
   Ericsson, ADR*             42,200                 15,192
-----------------------------------------------------------
Tellabs, Inc.*                 8,300                 33,781
-----------------------------------------------------------
                                                  2,779,304
===========================================================



SECURITY DESCRIPTION                SHARES            VALUE
===========================================================
Computers &
   Peripherals - 6.09%

Apple Computer, Inc.*         21,000              $304,500
-----------------------------------------------------------
Dell Computer Corp.*          43,100              1,013,281
-----------------------------------------------------------
Network Appliance, Inc.*      15,000                109,950
-----------------------------------------------------------
Sun Microsystems, Inc.*       64,800                167,832
-----------------------------------------------------------
                                                  1,595,563
===========================================================
Containers &
   Packaging - 0.47%

Smurfit-Stone Container
   Corp.*                      9,700                121,929
===========================================================
Electrical Equipment - 0.32%

Molex, Inc.                    3,600                 84,672
===========================================================
Electronic Equipment &
   Instruments - 0.86%

Flextronics International
    Ltd.*                     24,200                168,722
-----------------------------------------------------------
Sanmina-SCI Corp.*            20,600                 57,062
-----------------------------------------------------------
                                                    225,784
===========================================================
Health Care Equipment &
   Supplies - 1.77%

Biomet, Inc.                  15,100                402,113
-----------------------------------------------------------
Cytyc Corp.*                   5,700                 61,104
-----------------------------------------------------------
                                                    463,217
===========================================================
Health Care Providers &
   Services - 1.12%

Express Scripts, Inc.*         3,300                179,916
-----------------------------------------------------------
Lincare Holdings, Inc.*        3,700                114,848
-----------------------------------------------------------
                                                    294,764
===========================================================
Hotels, Restaurants &
   Leisure - 2.00%

Starbucks Corp.*              25,400                524,256
===========================================================
Internet & Catalog
   Retail - 3.77%

Amazon.com, Inc.*(1)          11,600                184,788
-----------------------------------------------------------
eBay, Inc.*                    9,100                480,571
-----------------------------------------------------------
USA Interactive*              16,700                323,646
-----------------------------------------------------------
                                                    989,005
===========================================================
Internet Software &
   Services - 1.14%

Check Point Software
   Technologies Ltd.*          9,500                130,530
-----------------------------------------------------------
VeriSign, Inc.*                9,002                 45,460
-----------------------------------------------------------
Yahoo!, Inc.*                 12,700                121,539
-----------------------------------------------------------
                                                    297,529
===========================================================

--------------------------------------------------------------------------------
22                                                  UBS Global Asset Management

UBS ENHANCED NASDAQ-100 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002


Common Stocks
SECURITY DESCRIPTION                 SHARES          VALUE
===========================================================
Machinery - 0.68%

PACCAR, Inc.                     5,300             $179,087
===========================================================
Media - 2.71%

Charter Communications,
   Inc., Class A*               13,100               24,366
-----------------------------------------------------------
Comcast Corp., Class A*         19,800              413,028
-----------------------------------------------------------
Echostar
   Communications Corp.*        11,000              190,300
-----------------------------------------------------------
Gemstar-TV Guide
   International, Inc.*         15,100               38,052
-----------------------------------------------------------
TMP Worldwide, Inc.*             5,100               45,900
-----------------------------------------------------------
                                                    711,646
===========================================================
Multi-Line Retail - 1.80%

Costco Wholesale Corp.*         11,200              362,544
-----------------------------------------------------------
Dollar Tree Stores, Inc.*        5,000              110,200
-----------------------------------------------------------
                                                    472,744
===========================================================
Pharmaceuticals - 0.35%

Andrx Group*                     3,600               79,740
-----------------------------------------------------------
Sepracor, Inc.*                  2,300               12,052
-----------------------------------------------------------
                                                     91,792
===========================================================
Semiconductor Equipment &
   Products - 15.73%

Altera Corp.*                   22,538              195,405
-----------------------------------------------------------
Applied Materials, Inc.*        36,000              415,800
-----------------------------------------------------------
Applied Micro Circuits
   Corp.*                       11,800               33,748
-----------------------------------------------------------
Atmel Corp.*                    12,600               13,255
-----------------------------------------------------------
Broadcom Corp.*                  7,300               77,964
-----------------------------------------------------------
Conexant Systems, Inc.*          8,700                9,657
-----------------------------------------------------------
Integrated Device
   Technology, Inc.*             3,700               38,628
-----------------------------------------------------------
Intel Corp.                    102,800            1,427,892
-----------------------------------------------------------
KLA-Tencor Corp.*                8,900              248,666
-----------------------------------------------------------
Linear Technology Corp.         18,800              389,536
-----------------------------------------------------------
Maxim Integrated
   Products, Inc.*              19,400              480,344
-----------------------------------------------------------
Microchip Technology,
    Inc.*                        6,725              137,526
-----------------------------------------------------------
Novellus Systems, Inc.*          5,700              118,617
-----------------------------------------------------------
NVIDIA Corp.*                    7,400               63,344
-----------------------------------------------------------
PMC-Sierra, Inc.*                6,700               25,996
-----------------------------------------------------------



SECURITY DESCRIPTION                 SHARES         VALUE
===========================================================
Semiconductor Equipment &
   Products - (concluded)

QLogic Corp.*                    4,500           $  117,180
-----------------------------------------------------------
RF Micro Devices, Inc.*          7,800               46,800
-----------------------------------------------------------
Vitesse Semiconductor
   Corp.*                        2,400                1,632
-----------------------------------------------------------
Xilinx, Inc.*                   17,800              281,916
-----------------------------------------------------------
                                                  4,123,906
===========================================================
Software - 25.75%

Adobe Systems, Inc.              9,400              179,540
-----------------------------------------------------------
BEA Systems, Inc.*              14,900               77,182
-----------------------------------------------------------
Citrix Systems, Inc.*           12,400               74,772
-----------------------------------------------------------
Compuware Corp.*                 7,700               23,485
-----------------------------------------------------------
Electronic Arts, Inc.*           6,200              408,952
-----------------------------------------------------------
Intuit, Inc.*                   11,900              541,807
-----------------------------------------------------------
Mercury Interactive Corp.*       4,900               84,084
-----------------------------------------------------------
Microsoft Corp.*                81,700            3,573,558
-----------------------------------------------------------
Oracle Corp.*                  102,000              801,720
-----------------------------------------------------------
PeopleSoft, Inc.*               19,700              243,689
-----------------------------------------------------------
Rational Software Corp.*         7,300               31,536
-----------------------------------------------------------
Siebel Systems, Inc.*           24,100              138,575
-----------------------------------------------------------
Symantec Corp.*                  6,000              201,780
-----------------------------------------------------------
Synopsys, Inc.*                  2,700              103,005
-----------------------------------------------------------
Veritas Software Co.*           18,100              265,527
-----------------------------------------------------------
                                                  6,749,212
===========================================================
Specialty Retail - 3.52%

Bed, Bath & Beyond, Inc.*       17,300              563,461
-----------------------------------------------------------
CDW Computer Centers,
    Inc.*                        4,000              169,440
-----------------------------------------------------------
Staples, Inc.*                  14,800              189,292
-----------------------------------------------------------
                                                    922,193
===========================================================
Wireless Telecommunication
   Services - 2.03%

Nextel
   Communications, Inc.*        49,200              371,460
-----------------------------------------------------------
PanAmSat Corp.*(1)               9,200              159,620
-----------------------------------------------------------
                                                    531,080
-----------------------------------------------------------
Total Common Stocks
   (cost-$74,248,523)                            26,325,221
===========================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 23

UBS ENHANCED NASDAQ-100 FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002


                    U.S. Government Agency Obligation - 0.02%

                  PRINCIPAL
                    AMOUNT                                SECURITY             MATURITY      INTEREST
                    (000)                               DESCRIPTION              DATE          RATE            VALUE
======================================================================================================================

$5                                              Federal Farm Credit Bank
                                                (cost-$5,000)                 10/01/02     1.85%@          $     5,000
======================================================================================================================
Total Investments (cost-$74,253,523)-100.45%                                                                26,330,221
======================================================================================================================
Liabilities in excess of other assets-(0.45)%                                                                 (118,076)
======================================================================================================================
Net Assets-100.00%                                                                                         $26,212,145
======================================================================================================================

 @   Interest rate shown is the discount rate at date of purchase.

 *   Non-income producing security.

(1)  Security, or portion thereof, was on loan at September 30, 2002.

ADR  American Depositary Receipt.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24                                                  UBS Global Asset Management

UBS Securities Trust

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2002

                                                                 UBS ENHANCED    UBS ENHANCED
                                                                    S&P 500        NASDAQ-100
                                                                     FUND            FUND
=============================================================================================
Assets

Investments in securities, at value (cost-$65,093,330 and
  $74,253,523, respectively)*                                    $49,107,339      $26,330,221
---------------------------------------------------------------------------------------------
Investments of cash collateral received for securities loaned,
  at value (cost-$0 and $814,647, respectively)                            -          814,647
---------------------------------------------------------------------------------------------
Cash                                                                     951               89
---------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                    399,324           55,146
---------------------------------------------------------------------------------------------
Dividends and interest receivable                                     68,331              209
---------------------------------------------------------------------------------------------
Other assets                                                          94,800           97,428
---------------------------------------------------------------------------------------------
Total assets                                                      49,670,745       27,297,740
=============================================================================================
Liabilities

Payable for investments purchased                                    808,586                -
---------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                 75,637          137,493
---------------------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                          -          814,647
---------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                84,951          133,455
---------------------------------------------------------------------------------------------
Total liabilities                                                    969,174        1,085,595
=============================================================================================
Net Assets

Beneficial interest -$0.001 par value (unlimited amount
  authorized)                                                     77,471,827      118,636,948
---------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      311,379                -
---------------------------------------------------------------------------------------------
Accumulated net realized losses from investment
  transactions                                                   (13,095,644)     (44,501,501)
---------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                       (15,985,991)     (47,923,302)
---------------------------------------------------------------------------------------------
Net assets                                                       $48,701,571      $26,212,145
=============================================================================================

* Includes $0 and $762,172, respectively, of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 25

UBS Securities Trust

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2002


                                                              UBS ENHANCED   UBS ENHANCED
                                                                 S&P 500       NASDAQ-100
                                                                  FUND           FUND
=========================================================================================
Class A:

Net assets                                                    $11,671,391      $7,791,016
-----------------------------------------------------------------------------------------
Shares outstanding                                              2,097,079       3,364,722
-----------------------------------------------------------------------------------------
Net asset value per share                                     $      5.57      $     2.32
-----------------------------------------------------------------------------------------
Maximum offering price per share (net asset value
  plus sales charge of 3.00% and 5.50% of offering
  price, respectively)                                        $      5.74      $     2.46
-----------------------------------------------------------------------------------------
Class B:

Net assets                                                    $ 8,864,537      $9,662,488
-----------------------------------------------------------------------------------------
Shares outstanding                                              1,602,033       4,250,740
-----------------------------------------------------------------------------------------
Net asset value and offering price per share                  $      5.53      $     2.27
-----------------------------------------------------------------------------------------
Class C:

Net assets                                                    $ 7,382,125      $8,211,070
-----------------------------------------------------------------------------------------
Shares outstanding                                              1,335,720       3,613,139
-----------------------------------------------------------------------------------------
Net asset value per share                                     $      5.53      $     2.27
-----------------------------------------------------------------------------------------
Maximum offering price per share (net asset value
  plus sales charge of 1.00% of offering price)               $      5.59      $     2.29
-----------------------------------------------------------------------------------------
Class Y:

Net assets                                                    $20,783,518      $  547,571
-----------------------------------------------------------------------------------------
Shares outstanding                                              3,718,392         235,139
-----------------------------------------------------------------------------------------
Net asset value, offering price and redemption
  value per share                                             $      5.59      $     2.33
=========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26                                                  UBS Global Asset Management

UBS Securities Trust

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002


                                                                 UBS ENHANCED     UBS ENHANCED
                                                                   S&P 500         NASDAQ-100
                                                                    FUND              FUND
---------------------------------------------------------------------------------------------
Investment income:

Dividends (net of foreign withholding tax of $2,813 and $0,
  respectively)                                                 $    977,940     $     31,367
---------------------------------------------------------------------------------------------
Interest                                                               1,350            4,910
---------------------------------------------------------------------------------------------
                                                                     979,290           36,277
Expenses:

Investment advisory and administration fees                          259,315          344,622
---------------------------------------------------------------------------------------------
Service fees-Class A                                                  37,154           33,120
---------------------------------------------------------------------------------------------
Service and distribution fees-Class B                                 74,475          167,761
---------------------------------------------------------------------------------------------
Service and distribution fees-Class C                                 64,725          147,802
---------------------------------------------------------------------------------------------
Transfer agency and related services fees                             60,173          130,232
---------------------------------------------------------------------------------------------
Professional fees                                                     57,483           55,633
---------------------------------------------------------------------------------------------
Federal and state registration fees                                   46,393           52,618
---------------------------------------------------------------------------------------------
Custody and accounting                                                38,897           28,997
---------------------------------------------------------------------------------------------
Reports and notices to shareholders                                   28,499           76,404
---------------------------------------------------------------------------------------------
Trustees' fees                                                         1,294            2,937
---------------------------------------------------------------------------------------------
Other expenses                                                        25,338           23,147
---------------------------------------------------------------------------------------------
                                                                     693,746        1,063,273
---------------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor                            (42,885)        (237,443)
---------------------------------------------------------------------------------------------
Net expenses                                                         650,861          825,830
---------------------------------------------------------------------------------------------
Net investment income (loss)                                         328,429         (789,553)
---------------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:

Net realized losses from investment transactions                  (8,602,475)     (24,328,183)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                     (5,553,279)      14,366,505
---------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment activities    (14,155,754)      (9,961,678)
---------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations            $(13,827,325)    $(10,751,231)
=============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 27

UBS Securities Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                            UBS ENHANCED
                                                                               S&P 500
                                                                                FUND
                                                                  ---------------------------------
                                                                         FOR THE YEARS ENDED
                                                                            SEPTEMBER 30,
                                                                  ---------------------------------
                                                                        2002              2001
                                                                  ---------------   ---------------
From operations:

Net investment income                                                $   328,429       $   133,853
--------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                      (8,602,475)       (3,866,729)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                         (5,553,279)       (9,935,661)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (13,827,325)      (13,668,537)
--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:

Net investment income-Class A                                            (26,627)          (20,389)
--------------------------------------------------------------------------------------------------
Net investment income-Class B                                                  -                 -
--------------------------------------------------------------------------------------------------
Net investment income-Class C                                                  -            (6,963)
--------------------------------------------------------------------------------------------------
Net investment income-Class Y                                           (114,534)           (3,106)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class A                        -           (24,204)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class B                        -           (19,402)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class C                        -           (14,559)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class Y                        -            (2,391)
--------------------------------------------------------------------------------------------------
                                                                        (141,161)          (91,014)
--------------------------------------------------------------------------------------------------
From beneficial interest transactions:

Net proceeds from the sale of shares                                  33,588,699        73,057,573
--------------------------------------------------------------------------------------------------
Cost of shares repurchased                                           (25,212,027)      (25,736,789)
--------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                       140,078            91,014
--------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions       8,516,750        47,411,798
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (5,451,736)       33,652,247
--------------------------------------------------------------------------------------------------
Net Assets:

Beginning of year                                                     54,153,307        20,501,060
--------------------------------------------------------------------------------------------------
End of year                                                          $48,701,571       $54,153,307
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      $   311,379       $   105,955
==================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
28                                                  UBS Global Asset Management

UBS Securities Trust

STATEMENT OF CHANGES IN NET ASSETS


                                                                            UBS ENHANCED
                                                                               S&P 500
                                                                                FUND
                                                                  ---------------------------------
                                                                         FOR THE YEARS ENDED
                                                                            SEPTEMBER 30,
                                                                  ---------------------------------
                                                                        2002              2001
                                                                  ---------------   ---------------
From operations:

Net investment loss                                               $  (789,553)       $(1,271,533)
---------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                  (24,328,183)       (20,035,571)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                      14,366,505        (59,896,534)
---------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              (10,751,231)       (81,203,638)
---------------------------------------------------------------------------------------------------
From beneficial interest transactions:

Net proceeds from the sale of shares                               12,975,742         86,132,455
---------------------------------------------------------------------------------------------------
Cost of shares repurchased                                        (19,312,603)       (50,395,450)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
  transactions                                                     (6,336,861)        35,737,005
---------------------------------------------------------------------------------------------------
Net decrease in net assets                                        (17,088,092)       (45,466,633)
---------------------------------------------------------------------------------------------------
Net Assets:

Beginning of year                                                  43,300,237         88,766,870
---------------------------------------------------------------------------------------------------
End of year                                                       $26,212,145        $43,300,237
---------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 29

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
30                         UBS Global Asset Management

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Enhanced S&P 500 Fund is a diversified series of UBS Securities Trust ("Trust") and UBS Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust. The UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (collectively, the "Funds") have investment objectives to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively.

Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM") or DSI International Management, Inc. ("DSI"), an indirect wholly owned asset management subsidiary of UBS Global AM. UBS Global AM is an

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 31

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS-Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both each Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS-Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are

--------------------------------------------------------------------------------
32                                                  UBS Global Asset Management

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.40% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.75% of average daily net assets for UBS Enhanced Nasdaq-100 Fund. UBS Global AM pays DSI to serve as each Fund's sub-advisor. UBS Global AM (not the Funds) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.20% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.35% of average daily net assets for UBS Enhanced Nasdaq-100 Fund.

For the year ended September 30, 2002, UBS Global AM has voluntarily undertaken to waive a portion of advisory fees and reimburse a portion of other expenses, when necessary, to maintain UBS Enhanced S&P 500 Fund's and UBS Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and 1.03% of each Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. For the year ended September 30,2002 UBS Global AM waived $42,885 and $237,443 for UBS Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively, which is subject to repayment by each Fund through September 30, 2005. For the year ended September 30, 2002 the UBS Enhanced S&P 500 Fund reimbursed the investment advisor $4,313 in expenses previously waived for Class
Y. At September 30, 2002 UBS Global AM owed UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund $86,944 and $96,514 respectively, for fee waivers under the above agreement.

For the year ended September 30, 2002, the Funds did not pay any brokerage commissions to UBS PaineWebber, Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Funds.

------------------
*UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 33

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of each Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees (1) at the annual rate of 0.40% of average daily net assets of Class B and Class C shares for UBS Enhanced S&P 500 Fund and (2) at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares for UBS Enhanced Nasdaq-100 Fund.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed each Fund that for the year ended September 30, 2002, it earned $88,539 and $175,047 in sales charges from the UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides certain transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), each Fund's transfer agent, and is compensated for these services by PFPC, not the Funds. For the year ended September 30, 2002, UBS PaineWebber received from PFPC, not the Funds, approximately 33% and 51% of the total transfer agency and related services fees collected by PFPC from the UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. For the year ended September 30,

--------------------------------------------------------------------------------
34                                                  UBS Global Asset Management

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

2002, UBS Enhanced Nasdaq-100 Fund earned $4,832 for lending its securities, and UBS PaineWebber earned $1,652 in compensation as the Fund's lending agent. At September 30, 2002, UBS Enhanced Nasdaq-100 Fund owed UBS PaineWebber $97 in compensation as securities lending agent.

At September 30, 2002, The UBS Enhanced Nasdaq-100 Fund invested cash collateral received in the following money market funds:


 NUMBER OF
  SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
 182,423     AIM Liquid Assets Portfolio                                     $182,423
--------------------------------------------------------------------------------------
 632,224     UBS Private Money Market Fund LLC                                632,224
--------------------------------------------------------------------------------------
             Total investments of cash collateral received for securities
               loaned (cost-$814,647)                                        $814,647
--------------------------------------------------------------------------------------

For the year ended September 30, 2002, UBS Enhanced S&P 500 Fund did not participate in the securities lending program.

BANK LINE OF CREDIT

Each Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders or other temporary or emergency purposes.

Under the Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended September 30, 2002, the Funds did not borrow under the Facility. For the year ended September 30, 2002, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund paid a commitment fee of $842 and $564 to UBS AG, respectively.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 35

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

For federal income tax purposes, at September 30, 2002, the components of net unrealized depreciation of investments were as follows:

                                                                   UBS ENHANCED     UBS ENHANCED
                                                                      S&P 500        NASDAQ-100
                                                                       FUND             FUND
------------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value
  over cost)                                                     $  1,619,878       $    871,078
------------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over
  value)                                                          (21,046,761)       (52,611,618)
------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                       $(19,426,883)      $(51,740,540)
------------------------------------------------------------------------------------------------

For the year ended September 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                   UBS ENHANCED     UBS ENHANCED
                                                                      S&P 500        NASDAQ-100
                                                                       FUND             FUND
------------------------------------------------------------------------------------------------
Purchases                                                         $54,595,328        $ 9,796,662
------------------------------------------------------------------------------------------------
Sales                                                             $45,996,261        $16,764,560
------------------------------------------------------------------------------------------------

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

For the UBS Enhanced S&P 500 Fund, the tax character of distributions paid during the fiscal years ended September 30, 2002 and September 30, 2001 were as follows:


DISTRIBUTION PAID FROM:                                                2002             2001
------------------------------------------------------------------------------------------------
Ordinary income                                                      $141,161            $91,014
------------------------------------------------------------------------------------------------

At September 30, 2002, the UBS Enhanced S&P 500 Fund and the UBS Enhanced Nasdaq-100 Fund had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

--------------------------------------------------------------------------------
36                                                  UBS Global Asset Management

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS


                       FISCAL     UBS ENHANCED     UBS ENHANCED
                        YEAR         S&P 500        NASDAQ-100
                       ENDING         FUND             FUND
                     ------------------------------------------
                       2009      $   15,413       $   365,067
                     ------------------------------------------
                       2010       1,855,083        19,411,471
                     ------------------------------------------
                       Total     $1,870,496       $19,776,538
                     ------------------------------------------

In accordance with U.S. Treasury Regulations, the UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund have elected to defer $7,784,256 and $20,907,725, respectively, of net capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on October 1, 2002.

At September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                             UBS ENHANCED        UBS ENHANCED
                                                S&P 500           NASDAQ-100
                                                 FUND                FUND
------------------------------------------------------------------------------
Undistributed ordinary income              $    311,379                  -
------------------------------------------------------------------------------
Accumulated capital and other losses         (9,654,752)      $(40,684,263)
------------------------------------------------------------------------------
Unrealized depreciation of investments      (19,426,883)       (51,740,540)
------------------------------------------------------------------------------
Total accumulated deficit                  $(28,770,256)      $(92,424,803)
------------------------------------------------------------------------------

The differences between book basis and tax basis unrealized depreciation of investments is attributable to the deferral of losses on wash sales.

At September 30, 2002, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Fund's net assets as follows:

                                    ACCUMULATED
                                   UNDISTRIBUTED      ACCUMULATED
                                  NET INVESTMENT     NET REALIZED   BENEFICIAL
             FUND                     INCOME            LOSSES       INTEREST
------------------------------------------------------------------------------
UBS Enhanced S&P 500 Fund            $ 18,156            $299        $(18,455)
------------------------------------------------------------------------------
UBS Enhanced Nasdaq-100 Fund          848,741               -        (848,741)
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 37

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                            CLASS A                               CLASS B
                               ----------------------------------   ---------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
=====================================================================================================
UBS ENHANCED S&P 500 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
-----------------------------------------------------------------------------------------------------
Shares sold                        1,417,100     $ 10,208,449             996,504       $   7,292,662
-----------------------------------------------------------------------------------------------------
Shares repurchased                (1,521,587)     (11,124,884)           (756,027)         (5,400,687)
-----------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                   1,080            7,190              (1,085)             (7,190)
-----------------------------------------------------------------------------------------------------
Dividends reinvested                   3,326           25,544                   -                   -
-----------------------------------------------------------------------------------------------------
Net increase (decrease)             (100,081)    $   (883,701)            239,392       $   1,884,785
=====================================================================================================
UBS ENHANCED S&P 500 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2001:
-----------------------------------------------------------------------------------------------------
Shares sold                        3,071,524     $ 26,239,074           1,192,668       $  10,248,155
-----------------------------------------------------------------------------------------------------
Shares repurchased                (1,726,667)     (14,642,089)           (630,346)         (5,260,201)
-----------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                     997            7,643              (1,000)             (7,643)
-----------------------------------------------------------------------------------------------------
Dividends reinvested                   5,073           46,203               1,970              18,104
-----------------------------------------------------------------------------------------------------
Net increase                       1,350,927     $ 11,650,831             563,292       $   4,998,415
=====================================================================================================
UBS ENHANCED NASDAQ-100 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
-----------------------------------------------------------------------------------------------------
Shares sold                        1,652,783     $  6,169,857             775,938       $   2,820,446
-----------------------------------------------------------------------------------------------------
Shares repurchased                (2,056,505)      (7,404,293)         (1,598,239)         (5,610,770)
-----------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                   9,604           40,712              (9,738)            (40,712)
-----------------------------------------------------------------------------------------------------
Net decrease                        (394,118)    $ (1,193,724)           (832,039)      $  (2,831,036)
=====================================================================================================
UBS ENHANCED NASDAQ-100 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2001:
-----------------------------------------------------------------------------------------------------
Shares sold                        6,443,151     $ 44,106,524           3,202,645       $  20,389,210
-----------------------------------------------------------------------------------------------------
Shares repurchased                (5,265,194)     (31,289,456)         (1,959,106)        (11,387,650)
-----------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                   8,108           47,806              (8,161)            (47,806)
-----------------------------------------------------------------------------------------------------
Net increase                       1,186,065     $ 12,864,874           1,235,378       $   8,953,754
=====================================================================================================

--------------------------------------------------------------------------------
38                                                  UBS Global Asset Management

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS


             CLASS C                           CLASS Y
---------------------------------   -------------------------------
     SHARES            AMOUNT           SHARES          AMOUNT
===============   ===============   =============   ===============

-------------------------------------------------------------------
      827,703         $ 6,161,017        1,372,348      $ 9,926,571
-------------------------------------------------------------------
     (600,457)         (4,292,487)        (662,295)      (4,393,969)
-------------------------------------------------------------------

            -                   -                -                -
-------------------------------------------------------------------
            -                   -           14,874          114,534
-------------------------------------------------------------------
      227,246         $ 1,868,530          724,927      $ 5,647,136
===================================================================



-------------------------------------------------------------------
    1,251,111         $10,797,582        3,077,488      $25,772,762
-------------------------------------------------------------------
     (553,481)         (4,671,893)        (147,918)      (1,162,606)
-------------------------------------------------------------------

            -                   -                -                -
-------------------------------------------------------------------
        2,308              21,210              597            5,497
-------------------------------------------------------------------
      699,938         $ 6,146,899        2,930,167      $24,615,653
===================================================================



-------------------------------------------------------------------
    1,039,932         $ 3,815,330           45,354      $   170,109
-------------------------------------------------------------------
   (1,688,061)         (5,723,366)        (163,930)        (574,174)
-------------------------------------------------------------------

            -                   -                -                -
-------------------------------------------------------------------
     (648,129)        $(1,908,036)        (118,576)     $  (404,065)
===================================================================



-------------------------------------------------------------------
    3,056,764         $19,165,163          354,220      $ 2,471,558
-------------------------------------------------------------------
   (1,245,233)         (6,775,224)        (177,283)        (943,120)
-------------------------------------------------------------------

            -                   -                -                -
-------------------------------------------------------------------
    1,811,531         $12,389,939          176,937      $ 1,528,438
===================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 39

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             CLASS A
                                         ------------------------------------------------
                                                                          FOR THE PERIOD
                                             FOR THE YEARS ENDED         APRIL 26, 2000[+]
                                                SEPTEMBER 30,                THROUGH
                                         ----------------------------     SEPTEMBER 30,
                                              2002           2001              2000
=========================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   7.07        $   9.69         $ 10.00
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.04            0.03@           0.01
--------------------------------------------------------------------------------------------------------
Net realized and unrealized losses
  from investments                            (1.53)          (2.61)@        (0.32)
--------------------------------------------------------------------------------------------------------
Net decrease from investment
  operations                                  (1.49)          (2.58)         (0.31)
--------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                      (0.01)          (0.02)             -
--------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                    -           (0.02)             -
--------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                (0.01)          (0.04)             -
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                            $   5.57        $   7.07         $  9.69
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                   (21.09)%        (26.77)%         (3.10)%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)          $ 11,671        $ 15,526         $  8,197
--------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                      0.98%           0.98%            0.98%*
--------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                  1.14%           1.31%            4.29%*
--------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of waivers
  from advisor                                 0.53%           0.37%            0.24%*
--------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                         0.37%           0.04%           (3.05)%*
--------------------------------------------------------------------------------------------------------
Portfolio turnover                               72%             63%              74%
========================================================================================================

 *   Annualized.
[+]  Commencement of operations.
 #   Actual amount is less than $(0.005) per share.
 @   Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
40                                                  UBS Global Asset Management

UBS Enhanced S&P 500 Fund


                      CLASS B
----------------------------------------------------
                                     FOR THE PERIOD
 FOR THE YEARS ENDED SEPTEMBER      APRIL 26, 2000[+]
              30,                       THROUGH
--------------------------------     SEPTEMBER 30,
       2002             2001              2000
----------------------------------------------------
  $      7.04         $   9.68         $ 10.00
----------------------------------------------------
          0.01            0.00@#         (0.01)
----------------------------------------------------
         (1.52)          (2.62)@         (0.31)
----------------------------------------------------
         (1.51)          (2.62)          (0.32)
----------------------------------------------------
             -               -               -
----------------------------------------------------
             -           (0.02)              -
----------------------------------------------------
             -           (0.02)              -
----------------------------------------------------
  $       5.53        $   7.04         $  9.68
----------------------------------------------------
        (21.45)%        (27.13)%         (3.20)%
----------------------------------------------------
  $      8,865        $  9,596        $  7,735
----------------------------------------------------
          1.38%           1.38%           1.38%*
----------------------------------------------------
          1.49%           1.80%           4.88%*
----------------------------------------------------
          0.13%          (0.05)%         (0.20)%*
----------------------------------------------------
          0.02%          (0.47)%         (3.70)%*
----------------------------------------------------
            72%             63%             74%
====================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 41

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             CLASS C
                                         ------------------------------------------------
                                                                          FOR THE PERIOD
                                             FOR THE YEARS ENDED         APRIL 26, 2000[+]
                                                SEPTEMBER 30,                THROUGH
                                         ----------------------------     SEPTEMBER 30,
                                              2002           2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   7.03        $   9.68         $ 10.00
--------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.01          0.00 @#          (0.01)
--------------------------------------------------------------------------------------------------
Net realized and unrealized losses
  from investments                            (1.51)        (2.62)@           (0.31)
--------------------------------------------------------------------------------------------------
Net decrease from investment
  operations                                  (1.50)        (2.62)            (0.32)
--------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                          -         (0.01)                -
--------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                    -         (0.02)                -
--------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                    -         (0.03)                -
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                            $   5.53        $   7.03         $  9.68
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                   (21.34)%        (27.16)%         (3.20)%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)          $  7,382        $  7,796         $ 3,954
--------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                      1.38%           1.38%           1.38%*
--------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                  1.48%           1.75%           4.88%*
--------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of waivers
  from advisor                                 0.14%          (0.04)%         (0.21)%*
--------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                         0.04%          (0.41)%         (3.71)%*
--------------------------------------------------------------------------------------------------
Portfolio turnover                               72%             63%             74%
==================================================================================================

 *    Annualized.
[+]   Commencement of operations.
 #    Actual amount is less than $(0.005) per share.
 @    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) For the year ended September 30, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.73% for class Y.

--------------------------------------------------------------------------------
42                                                  UBS Global Asset Management

UBS Enhanced S&P 500 Fund

                        CLASS Y
--------------------------------------------------------
                                         FOR THE PERIOD
                                        APRIL 26, 2000[+]
 FOR THE YEARS ENDED SEPTEMBER 30,          THROUGH
------------------------------------     SEPTEMBER 30,
         2002               2001              2000
--------------------------------------------------------
   $        7.09         $   9.71           $ 10.00
--------------------------------------------------------
            0.05             0.05 @            0.01
--------------------------------------------------------
           (1.52)           (2.63)@           (0.30)
--------------------------------------------------------
           (1.47)           (2.58)            (0.29)
--------------------------------------------------------
           (0.03)           (0.02)                -
--------------------------------------------------------
               -            (0.02)                -
--------------------------------------------------------
           (0.03)           (0.04)                -
--------------------------------------------------------
   $        5.59         $   7.09           $  9.71
--------------------------------------------------------
          (20.86)%         (26.65)%           (2.90)%
--------------------------------------------------------
   $      20,784         $ 21,235           $   615
--------------------------------------------------------
            0.73%            0.73%              0.73% *
--------------------------------------------------------
            0.72%(2)         0.76%              4.23% *
--------------------------------------------------------
            0.78%            0.67%              0.41% *
--------------------------------------------------------
            0.79%(2)         0.64%             (3.09)%*
--------------------------------------------------------
              72%              63%                74%
========================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 43

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                           CLASS A
                                      ------------------------------------------------
                                                                       FOR THE PERIOD
                                          FOR THE YEARS ENDED         APRIL 26, 2000[+]
                                             SEPTEMBER 30,                THROUGH
                                      ----------------------------     SEPTEMBER 30,
                                           2002           2001              2000
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   3.24        $   9.83          $ 10.00
-----------------------------------------------------------------------------------------------------
Net investment loss                        (0.05)          (0.07)@          (0.04)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
  losses from investments                  (0.87)          (6.52)@          (0.13)
-----------------------------------------------------------------------------------------------------
Net decrease from investment
  operations                               (0.92)          (6.59)           (0.17)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $   2.32        $   3.24          $  9.83
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                (28.40)%        (67.04)%          (1.70)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)       $  7,791        $ 12,187          $25,301
-----------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor               1.28%           1.28%            1.28%*
-----------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before of waivers from advisor            1.73%           1.62%            2.07%*
-----------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, net of waivers from
  advisor                                  (1.21)%         (1.21)%          (1.25)%*
-----------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, before waivers from
  advisor                                  (1.66)%         (1.55)%          (2.04)%*
-----------------------------------------------------------------------------------------------------
Portfolio turnover                            22%             29%               5%
=====================================================================================================

 *    Annualized.

[+]   Commencement of operations.

 @    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.



--------------------------------------------------------------------------------
44                                                  UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund


                   CLASS B
---------------------------------------------
                              FOR THE PERIOD
    FOR THE YEARS ENDED      APRIL 26, 2000[+]
       SEPTEMBER 30,             THROUGH
---------------------------   SEPTEMBER 30,
     2002          2001            2000
---------------------------------------------
  $   3.21     $   9.80         $ 10.00
---------------------------------------------
     (0.08)       (0.11)@         (0.06)
---------------------------------------------
     (0.86)       (6.48)@         (0.14)
---------------------------------------------


     (0.94)       (6.59)          (0.20)
---------------------------------------------
  $   2.27     $   3.21         $  9.80
---------------------------------------------
    (29.28)%     (67.24)%         (2.00)%
---------------------------------------------
  $  9,662     $ 16,299         $37,714
---------------------------------------------
      2.03%        2.03%           2.03%*
---------------------------------------------
      2.62%        2.42%           2.82%*
---------------------------------------------
     (1.96)%      (1.96)%         (2.00)%*
---------------------------------------------


     (2.55)%      (2.35)%         (2.79)%*
---------------------------------------------
        22%          29%              5%
=============================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 45

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                           CLASS C
                                       ------------------------------------------------
                                                                        FOR THE PERIOD
                                           FOR THE YEARS ENDED         APRIL 26, 2000[+]
                                              SEPTEMBER 30,                THROUGH
                                       ----------------------------     SEPTEMBER 30,
                                            2002           2001              2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $   3.21        $   9.80         $ 10.00
------------------------------------------------------------------------------------------------------
Net investment loss                         (0.08)          (0.11)@         (0.06)
------------------------------------------------------------------------------------------------------
Net realized and unrealized
  losses from investments                   (0.86)          (6.48)@         (0.14)
------------------------------------------------------------------------------------------------------
Net decrease from investment
  operations                                (0.94)          (6.59)          (0.20)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   2.27        $   3.21         $  9.80
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                (29.28)%        (67.24)%         (2.00)%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)        $  8,211        $ 13,663         $24,012
------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                    2.03%           2.03%           2.03%*
------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before of waivers from advisor             2.53%           2.36%           2.82%*
------------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, net of waivers from
  advisor                                   (1.96)%         (1.96)%         (2.00)%*
------------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, before waivers from
  advisor                                   (2.46)%         (2.29)%         (2.79)%*
------------------------------------------------------------------------------------------------------
Portfolio turnover                             22%             29%              5%
======================================================================================================

 *    Annualized.

[+]   Commencement of operations.

 @    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.




--------------------------------------------------------------------------------
46                                                  UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

                   CLASS Y
---------------------------------------------
                              FOR THE PERIOD
    FOR THE YEARS ENDED      APRIL 26, 2000[+]
       SEPTEMBER 30,             THROUGH
---------------------------   SEPTEMBER 30,
     2002          2001            2000
---------------------------------------------
  $   3.25      $   9.84        $ 10.00
---------------------------------------------
     (0.02)        (0.05)@        (0.03)
---------------------------------------------
     (0.90)        (6.54)@        (0.13)
---------------------------------------------
     (0.92)        (6.59)         (0.16)
---------------------------------------------
  $   2.33       $  3.25        $  9.84
---------------------------------------------
    (28.31)%      (66.97)%        (1.60)%
---------------------------------------------
  $     548      $ 1,151         $1,740
---------------------------------------------
      1.03%         1.03%          1.03%*
---------------------------------------------
      1.59%         1.40%          2.02%*
---------------------------------------------

     (0.96)%       (0.96)%        (1.00)%*
---------------------------------------------
     (1.52)%       (1.33)%        (1.99)%*
---------------------------------------------
        22%           29%             5%
=============================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 47

UBS Securities Trust

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (the "Funds") (comprising UBS Securities Trust) as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund at September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------
New York, New York
November 8, 2002


--------------------------------------------------------------------------------
48                                                  UBS Global Asset Management

UBS Securities Trust

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (September 30, 2002) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, the percentage of dividends paid by the UBS Enhanced S&P 500 Fund that qualify for the 70% dividends received deduction for corporate shareholders is 99.61%.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2002. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2003. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 49

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves until the next annual meeting of shareholders or until his or her successor is elected and qualified. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee or Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES



                                                 Term of
                                               Office[+] and
        Name, Address,       Position(s) Held    Length of         Principal Occupation(s)
          and Age               with Trust      Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------------
 Margo N. Alexander*[++];    Trustee            Since 1999     Mrs. Alexander is an executive vice
 55                                                            president of UBS PaineWebber
                                                               (since March 1984). She was chief
                                                               executive officer of UBS Global AM
                                                               from January 1995 to October 2000, a
                                                               director (from January 1995 to
                                                               September 2001) and chairman (from
                                                               March 1999 to September 2001).

 E. Garrett Bewkes,         Trustee and        Since 1999      Mr. Bewkes serves as a consultant
 Jr.**[++]; 75              Chairman of                        to UBS PaineWebber (since

                            the Board of                       May 1999). Prior to November
                            Trustees                           2000, he was a Trustee of Paine

                                                               Webber Group Inc. ("PW Group",
                                                               formerly the holding company of
                                                               UBS PaineWebber and UBS Global AM)
                                                               and prior to 1996, he was a consultant
                                                               to PW Group. Prior to 1988, he was
                                                               chairman of the board, president
                                                               and chief executive officer of American
                                                               Bakeries Company.


--------------------------------------------------------------------------------
50                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)



                   Number of
              Portfolios in Fund Complex                Other Directorships
              Overseen by Trustee                         Held by Trustee
-----------------------------------------------------------------------------------------------------
  Mrs. Alexander is a director or trustee of     None
  22 investment companies (consisting of 43
  portfolios) for which UBS Global AM, UBS
  PaineWebber or one of their affiliates
  serves as investment advisor, sub-advisor
  or manager.

  Mr. Bewkes is a director or trustee of 35      Mr. Bewkes is also a director of
  investment companies (consisting of 56         Interstate Bakeries Corporation.
  portfolios) for which UBS Global AM, UBS
  PaineWebber or one of their affiliates
  serves as investment advisor, sub-advisor
  or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 51

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                 Term of
                                               Office[+] and
        Name, Address,       Position(s) Held    Length of         Principal Occupation(s)
          and Age               with Trust      Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------------
 Richard Q. Armstrong; 67   Trustee            Since 1999    Mr. Armstrong is chairman and
 R.Q.A. Enterprises                                          principal of R.Q.A. Enterprises
 One Old Church Road -                                       (management consulting firm)
 Unit #6                                                     (since April 1991 and principal
 Greenwich, CT 06830                                         occupation since March 1995). Mr.
                                                             Armstrong was chairman of the
                                                             board, chief executive officer
                                                             and co-owner of Adirondack
                                                             Beverages (producer and distributor
                                                             of soft drinks and sparkling/still
                                                             waters) (October 1993-March 1995).
                                                             He was a partner of The New England
                                                             Consulting Group (management
                                                             consulting firm) (December 1992-
                                                             September 1993). He was managing
                                                             director of LVMH U.S. Corporation
                                                             (U.S. subsidiary of the French
                                                             luxury goods conglomerate,
                                                             Louis Vuitton Mo-t Hennessey
                                                             Corporation) (1987-1991) and
                                                             chairman of its wine and spirits
                                                             subsidiary, Schieffelin &
                                                             Somerset Company (1987-1991).

 David J. Beaubien; 68      Trustee            Since 2001    Mr. Beaubien is chairman of
 101 Industrial Road                                         Yankee Environmental Systems, Inc.,
                                                             a manufacturer of meteorological
                                                             measuring systems. Prior to
                                                             January 1991, he was senior vice
                                                             president of EG&G, Inc., a company
                                                             which makes and provides a variety
                                                             of scientific and technically
                                                             oriented products and services.
                                                             From 1985 to January 1995,
                                                             Mr. Beaubien served as a
                                                             director or trustee on the boards
                                                             of the Kidder, Peabody & Co.
                                                             Incorporated mutual funds.


--------------------------------------------------------------------------------
52                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
               Portfolios in Fund Complex                  Other Directorships
                   Overseen by Trustee                       Held by Trustee
-----------------------------------------------------------------------------------------------------
  Mr. Armstrong is a director or trustee of 22     Mr. Armstrong is also a director
  investment companies (consisting of 43           of AlFresh Beverages Canada,
  portfolios) for which UBS Global AM, UBS         Inc. (a Canadian Beverage
  PaineWebber or one of their affiliates           subsidiary of AlFresh Foods Inc.)
  serves as investment advisor, sub-advisor        (since October 2000).
  or manager.


















  Mr. Beaubien is a director or trustee of 22      Mr. Beaubien is also a director of
  investment companies (consisting of 43           IEC Electronics, Inc., a
  portfolios) for which UBS Global AM, UBS         manufacturer of electronic
  PaineWebber or one of their affiliates           assemblies.
  serves as investment advisor, sub-advisor
  or manager.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 53

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONTINUED)


                                       Term of
                                    Office[+] and
            Name, Address,         Position(s) Held    Length of       Principal Occupation(s)
             and Age                  with Trust      Time Served        During Past 5 Years
-----------------------------------------------------------------------------------------------------
 Richard R. Burt; 55              Trustee            Since 1999    Mr. Burt is chairman of
 1275 Pennsylvania Ave., N.W.                                      Diligence LLC (international
 Washington, D.C. 20004                                            information and security firm)
                                                                   and IEP Advisors (international
                                                                   investments and consulting firm).
                                                                   He was the chief negotiator in
                                                                   the Strategic Arms Reduction
                                                                   Talks with the former Soviet
                                                                   Union (1989-1991) and the U.S.
                                                                   Ambassador to the Federal Republic
                                                                   of Germany (1985-1989). From 1991-
                                                                   1994, he served as a partner of
                                                                   McKinsey & Company (management
                                                                   consulting firm).

 Meyer Feldberg; 80               Trustee            Since 1999    Mr. Feldberg is Dean and
 Columbia University                                               Professor of Management of
 101 Uris Hall                                                     the Graduate School of
 New York, New York                                                Business, Columbia University.
 10027                                                             Prior to 1989, he was
                                                                   president of the Illinois
                                                                   Institute of Technology.

 George W. Gowen; 73              Trustee            Since 1999    Mr. Gowen is a partner in the
 666 Third Avenue                                                  law firm of Dunnington,
 New York, New York                                                Bartholow & Miller. Prior to
 10017                                                             May 1994, he was a partner in
                                                                   the law firm of Fryer, Ross &
                                                                   Gowen.

 William W. Hewitt, Jr. ***; 74   Trustee            Since 2001    Mr. Hewitt is retired. From
 c/o UBS Global Asset                                              1990 to January 1995, Mr.
 Management (US) Inc.                                              Hewitt served as a director or
 51 West 52nd Street                                               trustee on the boards of the
 New York, New York                                                Kidder, Peabody & Co.
 10019-6114                                                        Incorporated mutual funds.
                                                                   From 1986-1988, he was an
                                                                   executive vice president and
                                                                   director of mutual funds,
                                                                   insurance and trust services
                                                                   of Shearson Lehman Brothers Inc.
                                                                   From 1976-1986, he was president
                                                                   of Merrill Lynch Funds Distributor, Inc.

--------------------------------------------------------------------------------
54                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                       Number of
               Portfolios in Fund Complex                  Other Directorships
                   Overseen by Trustee                       Held by Trustee
-----------------------------------------------------------------------------------------------------
  Mr. Burt is a director or trustee of 22          Mr. Burt is also a director of
  investment companies (consisting of 43           Hollinger International, Inc.
  portfolios) for which UBS Global AM, UBS         (publishing), The Central-
  PaineWebber or one of their affiliates           European Fund, Inc., The
  serves as investment advisor, sub-advisor        Germany Fund, Inc., IGT, Inc.
  or manager.                                      (provides technology to gaming
                                                   and wagering industry) (since
                                                   July 1999) and chairman of
                                                   Weirton Steel Corp. (makes
                                                   and finishes steel products)
                                                   (since April 1996). He is
                                                   also a director or trustee of
                                                   funds in the Scudder Mutual
                                                   Funds Family (consisting of
                                                   47 portfolios).

  Dean Feldberg is a director or trustee of 35     Dean Feldberg is also a director
  investment companies (consisting of 56           of Primedia Inc. (publishing),
  portfolios) for which UBS Global AM, UBS         Federated Department Stores,
  PaineWebber or one of their affiliates           Inc. (operator of department
  serves as investment advisor, sub-advisor        stores), Revlon, Inc. (cosmetics),
  or manager.                                      Select Medical Inc. (healthcare
                                                   services) and SAPPI, Ltd.
                                                   (producer of paper).

  Mr. Gowen is a director or trustee of 35         None
  investment companies (consisting of 56
  portfolios) for which UBS Global AM, UBS
  PaineWebber or one of their affiliates
  serves as investment advisor, sub-advisor
  or manager.

  Mr. Hewitt is a director or trustee of 22        Mr. Hewitt is also a director or
  investment companies (consisting of 43           trustee of the Guardian Life
  portfolios) for which UBS Global AM, UBS         Insurance Company Mutual
  PaineWebber or one of their affiliates           Funds (consisting of 19
  serves as investment advisor, sub-advisor        portfolios).
  or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 55

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONTINUED)

                                       Term of
                                    Office[+] and
            Name, Address,         Position(s) Held    Length of       Principal Occupation(s)
             and Age                  with Trust      Time Served        During Past 5 Years
-----------------------------------------------------------------------------------------------------

 Morton L. Janklow; 72            Trustee            Since 2001    Mr. Janklow is senior partner
 445 Park Avenue                                                   of Janklow & Nesbit
 New York, New York 10022                                          Associates, an international
                                                                   literary agency representing
                                                                   leading authors in their
                                                                   relationships with publishers
                                                                   and motion picture, television
                                                                   and multi-media companies, and of
                                                                   counsel to the law firm of Janklow
                                                                   & Ashley.

 Frederic V. Malek; 65            Trustee            Since 1999    Mr. Malek is chairman of
 1455 Pennsylvania Avenue, N.W.                                    Thayer Capital Partners
 Suite 350                                                         (merchant bank) and chairman
 Washington, D.C. 20004                                            of Thayer Hotel Investors III, Thayer
                                                                   Hotel Investors II and Lodging
                                                                   Opportunities Fund (hotel investment
                                                                   partnerships). From January 1992 to
                                                                   November 1992, he was campaign
                                                                   manager of Bush-Quayle '92. From 1990
                                                                   to 1992, he was vice chairman and,
                                                                   from 1989 to 1990, he was president
                                                                   of Northwest Airlines Inc. and NWA
                                                                   Inc. (holding company of Northwest
                                                                   Airlines Inc.). Prior to 1989, he was
                                                                   employed by the Marriott Corporation
                                                                   (hotels, restaurants, airline
                                                                   catering and contract feeding), where
                                                                   he most recently was an executive
                                                                   vice president and president of
                                                                   Marriott Hotels and Resorts.

 Carl W. Schafer; 66              Trustee            Since 1999    Mr. Schafer is president of the
 66 Witherspoon Street                                             Atlantic Foundation (charitable
 #1100                                                             foundation). Prior to January 1993,
                                                                   he was chairman of the Investment
                                                                   Advisory Committee of the Howard
                                                                   Hughes Medical Institute.

--------------------------------------------------------------------------------
56                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                   Number of
              Portfolios in Fund Complex                  Other Directorships
              Overseen by Trustee                           Held by Trustee
-----------------------------------------------------------------------------------------------------
  Mr. Janklow is a director or trustee of 22     None
  investment companies (consisting of 43
  portfolios) for which UBS Global AM, UBS
  PaineWebber or one of their affiliates
  serves as investment advisor, sub-advisor
  or manager.


  Mr. Malek is a director or trustee of 22       Mr. Malek is also a director of
  investment companies (consisting of 43         Aegis Communications, Inc.
  portfolios) for which UBS Global AM, UBS       (tele-services), American
  PaineWebber or one of their affiliates         Management Systems, Inc.
  serves as investment advisor, sub-advisor      (management consulting and
  or manager.                                    computer related services),
                                                 Automatic Data Processing, Inc.
                                                 (computing services), CB Richard
                                                 Ellis, Inc. (real estate services),
                                                 FPL Group, Inc. (electric
                                                 services), Manor Care, Inc.
                                                 (health care) and Northwest
                                                 Airlines Inc.

  Mr. Schafer is a director or trustee of 22     Mr. Schafer is also a director of
  investment companies (consisting of 43         Labor Ready, Inc. (temporary
  portfolios) for which UBS Global AM, UBS       employment), Roadway Corp.
  PaineWebber or one of their affiliates         (trucking), Guardian Life
  serves as investment advisor, sub-advisor      Insurance Company Mutual
  or manager.                                    Funds (consisting of 19
                                                 portfolios), the Harding, Loevner
                                                 Funds (consisting of 4
                                                 portfolios), E.I.I. Realty Securities
                                                 Trust (investment company) and
                                                 Frontier Oil Corporation.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 57

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                             Term of
                                           Office[+] and
     Name, Address,      Position(s) Held    Length of      Principal Occupation(s)
        and Age             with Trust      Time Served       During Past 5 Years
-----------------------------------------------------------------------------------------------------
 William D. White; 68   Trustee            Since 2001    Mr. White is retired. From
 P.O. Box 199                                            February 1989 through
 Upper Black Eddy, PA                                    March 1994, he was
 18972                                                   president of the National
                                                         League of Professional
                                                         Baseball Clubs. Prior to
                                                         1989, he was a television
                                                         sportscaster for WPIX-TV,
                                                         New York. Mr. White served
                                                         on the board of directors of
                                                         Centel from 1989 to 1993
                                                         and until recently on the
                                                         board of directors of
                                                         Jefferson Banks
                                                         Incorporated, Philadelphia,
                                                         PA.


--------------------------------------------------------------------------------
58                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                  Number of
             Portfolios in Fund Complex         Other Directorships
             Overseen by Trustee                  Held by Trustee
----------------------------------------------------------------------------------

Mr. White is a director or trustee of 22        None
investment companies (consisting of 43
portfolios) for which UBS Global AM, UBS
PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
 or manager.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 59

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS


                                                                  Principal Occupation(s)
                                              Term of               During Past 5 Years;
                                            Office[+] and          Number of Portfolios in
      Name, Address,      Position(s) Held    Length of        Fund Complex For Which Person
         and Age             with Trust      Time Served             Serves as Officer
-----------------------------------------------------------------------------------------------------
 T. Kirkham Barneby**;   Vice President     Since 2000     Mr. Barneby is a managing director
 56                                                        - quantitative investments of UBS
                                                           Global AM. Mr. Barneby is a vice president
                                                           of eight investment companies (consisting of
                                                           9 portfolios) for which UBS Global AM, UBS
                                                           PaineWebber or one of their affiliates
                                                           serves as investment advisor, sub-advisor or
                                                           manager.

 Thomas Disbrow**;       Vice President     Since 2000     Mr. Disbrow is a director and a
 36                      and Assistant                     senior manager of the mutual fund
                         Treasurer                         finance department of UBS Global
                                                           AM. Prior to November 1999, he
                                                           was a vice president of
                                                           Zweig/Glaser Advisers. Mr. Disbrow
                                                           is a vice president and assistant
                                                           treasurer of 22 investment
                                                           companies (consisting of 43
                                                           portfolios) for which UBS Global
                                                           AM, UBS PaineWebber or one of
                                                           their affiliates serves as investment
                                                           advisor, sub-advisor or manager.

 Amy R. Doberman**;      Vice President     Since 2000     Ms. Doberman is a managing
 40                      and Secretary                     director and general counsel of UBS
                                                           Global AM. From December 1997 through July
                                                           2000, she was general counsel of Aeltus
                                                           Investment Management, Inc. Prior to working
                                                           at Aeltus, Ms. Doberman was assistant chief
                                                           counsel of the SEC's Division of Investment
                                                           Management. Ms. Doberman is vice president
                                                           and secretary of UBS Supplementary Trust and
                                                           a vice president and secretary of 24
                                                           investment companies (consisting of 82
                                                           portfolios) and vice president and assistant
                                                           secretary of one investment company
                                                           (consisting of 2 portfolios) for which UBS
                                                           Global AM, UBS Global Asset Management
                                                           (Americas) Inc., ("UBS Global AM
                                                           (Americas)"), UBS PaineWebber or one of
                                                           their affiliates serves as investment
                                                           advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
60                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                                   Principal Occupation(s)
                                               Term of               During Past 5 Years;
                                             Office[+] and          Number of Portfolios in
       Name, Address,      Position(s) Held    Length of        Fund Complex For Which Person
         and Age              with Trust      Time Served             Serves as Officer
-----------------------------------------------------------------------------------------------------
 David M. Goldenberg**;   Vice President     Since 2002    Mr. Goldenberg is an executive director and
 36                       and Assistant                    deputy general counsel of UBS Global AM.
                          Secretary                        From 2000-2002 he was director, legal
                                                           affairs at Lazard Asset Management. Mr.
                                                           Goldenberg was global director of compliance
                                                           for SSB Citi Asset Management Group from
                                                           1998-2000. He was associate general counsel
                                                           at Smith Barney Asset Management from
                                                           1996-1998. Prior to working for Smith Barney
                                                           Asset Management, Mr. Goldenberg was branch
                                                           chief and senior counsel in the SEC's
                                                           Division of Investment Management. Mr.
                                                           Goldenberg is a vice president and assistant
                                                           secretary of UBS Supplementary Trust and a
                                                           vice president and assistant secretary of 24
                                                           investment companies (consisting of 82
                                                           portfolios) and a vice president and
                                                           secretary of one investment company
                                                           (consisting of 2 portfolios) for which UBS
                                                           Global AM, UBS Global AM (Americas), UBS
                                                           PaineWebber or one of their affiliates
                                                           serves as investment advisor, sub-advisor or
                                                           manager.

 John J.                  Vice President     Since 2000    Mr. Holmgren is a managing director of UBS
 Holmgren****; 63                                          Global AM (since August 2000). Mr. Holmgren
                                                           is also president, chief executive officer
                                                           and a director of DSI. He is a vice
                                                           president of two investment companies
                                                           (consisting of 3 portfolios) for which UBS
                                                           Global AM, UBS PaineWebber or one of their
                                                           affiliates serves as investment advisor,
                                                           sub-advisor or manager.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 61

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                                  Principal Occupation(s)
                                              Term of               During Past 5 Years;
                                            Office[+] and          Number of Portfolios in
     Name, Address,       Position(s) Held    Length of        Fund Complex For Which Person
        and Age              with Trust      Time Served             Serves as Officer
-----------------------------------------------------------------------------------------------------
 John J. Holmgren, Jr.   Vice President     Since 2000     Mr. Holmgren is a managing
 ****; 41                                                  director of UBS Global AM (since
                                                           August 2000). Mr. Holmgren is also executive
                                                           vice president, chief operating officer, a
                                                           portfolio manager and a director of DSI.
                                                           Prior to January 1997, he was president of
                                                           DSC Data Services, Inc., a consulting firm.
                                                           Mr. Holmgren is a vice president of two
                                                           investment companies (consisting of 3
                                                           portfolios) for which UBS Global AM, UBS
                                                           PaineWebber or one of their affiliates
                                                           serves as investment advisor, sub-advisor or
                                                           manager.

 Kevin J. Mahoney**;     Vice President     Since 2000     Mr. Mahoney is a director and a
 37                      and Assistant                     senior manager of the mutual fund
                         Treasurer                         finance department of UBS Global
                                                           AM. Prior to April 1999, he was the
                                                           manager of the mutual fund
                                                           internal control group of Salomon
                                                           Smith Barney. Mr. Mahoney is a vice
                                                           president and assistant treasurer of
                                                           22 investment companies
                                                           (consisting of 43 portfolios) for
                                                           which UBS Global AM, UBS
                                                           PaineWebber or one of their
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
62                                                  UBS Global Asset Management

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                                  Principal Occupation(s)
                                               Term of              During Past 5 Years;
                                             Office[+] and         Number of Portfolios in
       Name, Address,      Position(s) Held    Length of       Fund Complex For Which Person
         and Age              with Trust      Time Served            Serves as Officer
-----------------------------------------------------------------------------------------------------
 Paul H. Schubert**; 39   Vice President     Since 2000     Mr. Schubert is an executive director and
                          and Treasurer                     head of the mutual fund finance department
                                                            of UBS Global AM. Mr. Schubert is treasurer
                                                            and principal accounting officer of UBS
                                                            Supplementary Trust and two investment
                                                            companies (consisting of 38 portfolios) and
                                                            a vice president and treasurer of 22
                                                            investment companies (consisting of 43
                                                            portfolios) and treasurer and chief
                                                            financial officer of one investment company
                                                            (consisting of 2 portfolios) for which UBS
                                                            Global AM, UBS Global AM (Americas), UBS
                                                            PaineWebber or one of their affiliates
                                                            serves as investment advisor, sub-advisor or
                                                            manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 63

UBS Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                                   Principal Occupation(s)
                                           Term of                  During Past 5 Years;
                                         Office[+] and              Number of Portfolios in
    Name, Address,     Position(s) Held    Length of            Fund Complex For Which Person
        and Age           with Trust      Time Served                 Serves as Officer
-----------------------------------------------------------------------------------------------------
 Brian M.             President          Since 2000        Mr. Storms is chief executive officer (since
 Storms**; 48                                              July 2002), director and president of UBS
                                                           Global AM (since March 1999). He is also
                                                           chief executive officer (since July 2002), a
                                                           member of the board of directors and
                                                           president of UBS Global AM (Americas) and
                                                           UBS Global Asset Management (New York) Inc.
                                                           (since October 2001). Mr. Storms was chief
                                                           executive officer of UBS Global AM from
                                                           October 2000 to September 2001 and chief
                                                           operating officer (2001-2002). He was chief
                                                           operating officer of UBS Global AM
                                                           (Americas) and UBS Global AM (New York) from
                                                           September 2001 to July 2002. He was a
                                                           director or trustee of several investment
                                                           companies in the UBS Family of Funds
                                                           (1999-2001). He was president of Prudential
                                                           Investments (1996-1999). Prior to joining
                                                           Prudential Investments he was a managing
                                                           director at Fidelity Investments. Mr. Storms
                                                           is president and trustee of UBS
                                                           Supplementary Trust and of two investment
                                                           companies (consisting of 38 portfolios) and
                                                           president of 22 investment companies
                                                           (consisting of 43 portfolios) and trustee
                                                           and chairman of one investment company
                                                           (consisting of 2 portfolios) for which UBS
                                                           Global AM, UBS Global AM (Americas), UBS
                                                           PaineWebber or one of their affiliates
                                                           serves as investment advisor, sub-advisor or
                                                           manager.

 Keith A. Weller**;   Vice President     Since 2000        Mr. Weller is a director and senior
 41                   and Assistant                        associate general counsel of UBS Global
                      Secretary                            AM. Mr. Weller is a vice president and
                                                           assistant secretary of 22 investment
                                                           companies (consisting of 43 portfolios) for
                                                           which UBS Global AM, UBS PaineWebber
                                                           or one of their affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

------------------
* This person's business address is 1285 Avenue of the Americas, New York, New York, 10019-5028.
** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
***   Address for mailing purposes only.
****  This person's business address is 301 Merritt 7 Norwalk, Connecticut
      06851.
+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
[++] Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

--------------------------------------------------------------------------------
64                         UBS Global Asset Management

Trustees

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman

                                    William W. Hewitt, Jr.

Margo N. Alexander

                                    Morton L. Janklow

Richard Q. Armstrong

                                    Frederic V. Malek

David J. Beaubien

                                    Carl W. Schafer

Richard R. Burt

                                    William D. White

Meyer Feldberg

Principal Officers

Brian M. Storms                     John J. Holmgren
President                           Vice President

Amy R. Doberman                     John J. Holmgren, Jr.
Vice President and Secretary        Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor,
Administrator and  Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

(cent) 2002 UBS Global Asset Management (US) Inc. All rights reserved.

                                [UBS LOGO OMITTED]

                                                                        +---------------------+
                                                                        |                     |
      [UBS LOGO OMITTED]                                                |                     |
      UBS GLOBAL ASSET MANAGEMENT (US) INC.                             |                     |
      51 WEST 52ND STREET                                               |                     |
      NEW YORK, NY 10019                                                |                     |
                                                                        |                     |
                                                                        |                     |
                                                                        +---------------------+